UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2009

[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

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     ANNUAL REPORT
     USAA FIRST START GROWTH FUND
     JULY 31, 2009

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FUND OBJECTIVE

TO SEEK LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.

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TYPES OF INVESTMENTS

Invests primarily in equity securities when the Fund's managers believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, the Fund will generally invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on the managers' view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities. The Fund at times may implement an index option-based strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               9

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Distributions to Shareholders                                             15

    Report of Independent Registered Public Accounting Firm                   16

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         49

    Financial Statements                                                      52

    Notes to Financial Statements                                             55

EXPENSE EXAMPLE                                                               77

ADVISORY AGREEMENTS                                                           79

TRUSTEES' AND OFFICERS' INFORMATION                                           87

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN THIS INVESTMENT CLIMATE, IT IS CRITICAL TO
HAVE AN INVESTMENT PLAN - ONE THAT SUITS         [PHOTO OF CHRISTOPHER W. CLAUS]
YOUR GOALS, RISK TOLERANCE, AND TIME HORIZON."

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AUGUST 2009

Over the past 12 months, investors have experienced both extremes - the ups and the downs -- of the investment markets.

During 2008, corporate bonds suffered one of their worst sell-offs in history. "Credit spreads," the risk premium between the yield of a fixed-income security and a comparable U.S. Treasury, widened dramatically. Investors saw distressed sales, poor liquidity conditions, and the demise of several large financial institutions. However, beginning in March 2009, corporate bonds enjoyed a remarkable rally as credit spreads contracted toward more normal, historical levels. Nevertheless, we believe attractive opportunities remain.

During the reporting period, money market yields declined as the Federal Reserve (the Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. The Fed's governors are likely to keep rates at these levels until they are certain of a sustained economic recovery. Accordingly, I don't expect money market yields to begin rising until sometime during the second half of 2010.

Meanwhile, the equity market seemed to be on a wild ride, one even more hair-raising than the one experienced by the bond market. Over the course of the reporting period, investors experienced two bear markets and two bull markets. (In a bear market, stock prices decline more than 20% from their peak. In a bull market, they increase more than 20% from their low.) The latest bull market began on March 9, 2009, after equities appeared to reach their lowest levels of this economic cycle. Stocks rallied strongly on optimism about the impact of the federal stimulus program. The rally continued into the end of the period on signs of economic improvement

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2  | USAA FIRST START GROWTH FUND
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and better-than-expected corporate earnings. Currently, we think the equity markets are trading at appropriate levels.

While corporate earnings have generally exceeded expectations, much of it was achieved by cost cutting and inventory reduction. Top line revenue growth is necessary to sustain an economic recovery, and this depends on the consumer. But the unemployment rate -- which I don't expect to return to normal levels in the near future -- appears to be weighing down consumer confidence. Although housing prices appear to be stabilizing and manufacturing is beginning to recover, the economy is likely to experience an extended period of slow economic growth before regaining its full health.

As for inflation, I don't see it as a near-term threat. With so much excess capacity, most businesses lack pricing power. Long term, however, inflation is a concern. The U.S. government has launched a tremendous number of initiatives, totaling more than $12 trillion. That number has raised concerns about the impact of these initiatives on the U.S. dollar and their potential to trigger inflation. Under the circumstances, some exposure to commodities, such as gold and other precious metals, could be advantageous as a potential hedge against a falling dollar and inflationary pressures.

In this investment climate, it is critical to have an investment plan -- one that suits your goals, risk tolerance, and time horizon. At USAA, we are proud to offer what we consider an outstanding value -- some of the industry's top investment talent, exceptional service, and no-load mutual funds.

We appreciate the opportunity to serve your investment needs. Thank you for your faith and trust in us.

Sincerely,

/s/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company         Credit Suisse Asset Management, LLC
                                              U.S. Stocks
   ARNOLD J. ESPE, CFA
   Bonds and Money Market Instruments         JORDAN LOW, CFA

   WASIF A. LATIF                          Credit Suisse Securities (USA) LLC's
   JOHN P. TOOHEY, CFA                     Volaris Volatility Management Group**
   Exchange-Traded Funds*                     Index Options

                                              YIRONG LI, CFA
                                              DEFINA MALUKI, CFA

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o   HOW DID THE USAA FIRST START GROWTH FUND (THE FUND) PERFORM?

    For the one-year period ended July 31, 2009, the Fund had a total return of -9.39%. This compares to a total return of -20.21% for the Russell 3000 Index, -12.97% for the Lipper Flexible Portfolio Funds Index, and 7.85% for the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index***).

    USAA Investment Management Company (IMCO) manages the Fund along with two subadvisers. Credit Suisse Asset Management, LLC (Credit Suisse) manages the U.S. equity portion of the Fund and Credit

    Refer to page 12 for benchmark definitions.

    Past performance is no guarantee of future results.

    *Effective July, 17, 2009, Ron Sweet retired and is no longer a manager of the Fund.
    **Effective February 13, 2009, and June 30, 2009, respectively, Stu Rosenthal and Laura B. Friedman no longer are co-managers of the Fund. ***Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

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4  | USAA FIRST START GROWTH FUND
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    Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris
    Group) manages an index option-based risk management strategy for the Fund.

o WOULD YOU BEGIN BY PUTTING THE FUND'S PERFORMANCE DURING THE REPORTING YEAR IN PERSPECTIVE?

    It is fair to say that no one working on shareholders' behalf has ever experienced such a breathtakingly volatile 12 months. What first appeared in late 2006 and early 2007 as a "containable" breakdown in the sub-prime mortgage market ultimately brought the credit markets to a standstill. By September and October of 2008, even the simplest transactions that finance daily industrial activity could not be completed. Major financial institutions either failed, were forced to merge, or were taken over by the government. While huge global government intervention prevented a complete collapse of the financial system, the stock market kept falling, with the S&P 500 Index reaching a low on March 9, 2009, that was fully 56.7% below its October 2007 bull market high. Aided by signs that the intervention efforts were gaining traction, the financial system began to heal. By the end of the reporting period, both stocks and bonds with any credit risk had staged a major rally amid more tangible indicators of recovery.

    The Fund's performance represents positive tactical asset allocation decisions and a tremendous turnaround in performance in the U.S. bond portion. The bond portion, reflecting IMCO's bias towards well-researched securities that pay higher income than government-backed bonds, detracted significantly from overall results until the credit market truly began healing in 2009. When the turnaround IMCO long-predicted finally occurred, it was almost as dramatic as the downturn had been. From its low, reached on

    The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    March 13, 2009, through the end of the reporting year, the U.S. bond portion of the Fund had a total return of 40.77%.

o   HOW WAS THE U.S. BOND PORTION INVESTED?

    Our strategy was to attempt to capitalize on IMCO's research advantage to invest in bonds -- such as those issued by corporations, commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) -- where the Fund could earn higher yields than on credit-risk-free (but not interest rate risk-free) U.S. Treasury securities. A key element of this long-term strategy is to attempt to ensure that we are being paid for the risks we take on behalf of shareholders.

    For the first half of the reporting year and into March 2009, bonds with any credit risk at all went from being undervalued to ridiculously undervalued, offering yields well in excess of the risk. We had never seen such pockets of value, so we continued to put money to work in areas where we saw high yields and acceptable risk of default. We fully expected that coordinated action by global authorities would eventually restore equilibrium to the credit markets, providing the opportunity for capital appreciation as yields fell to levels closer to U.S. Treasuries. And that's what happened -- U.S. Treasury yields rose, while those of the bonds in the Fund fell, in many cases substantially. Bond prices and yields move in opposite directions.

o   HOW DO YOU PLAN TO MANAGE THE U.S. BOND PORTION GOING FORWARD?

    The degree of dislocation as measured by the spread between the yield on Treasuries and bonds with credit risk ("credit spreads") was so wide that, despite the big rally, there's still some healing left to do in certain areas of the bond market. As of the end of the reporting period, we continued to own minimal Treasury or residential mortgage-backed securities -- we believe those rates will gradually move higher, pushing prices down -- and instead have a bias towards

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6  | USAA FIRST START GROWTH FUND

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    investment-grade corporate bonds and CMBS. We've reduced exposure to ABS as they approach fair value. We are actively managing risk while searching for and seeking to take advantage of additional opportunities to enhance yield. Our research team has done an excellent job throughout this turbulent period, earning our trust with their insight and diligence.

o   HOW WAS THE FUND ALLOCATED THROUGHOUT THE REPORTING YEAR?

    We were relatively neutral in terms of our stock versus bond exposure. In the U.S. equity portion, we had an emphasis on large-cap stocks over small-cap stocks. For additional diversification, we maintained a roughly 8% (of total assets) allocation to international developed markets.

    Our U.S. equity manager, Credit Suisse, implemented our U.S. stock market allocation using a diversified, quantitative approach. We also made use of the Volaris Group's index option-based risk management tool, at times putting S&P 500 Index and Russell 2000 Index collars on a portion of the Fund. The collars seek to limit the Fund's downside (and upside) potential and give us the flexibility to quickly change the Fund's risk profile.

o   WHAT'S IMCO'S OUTLOOK?

    As evidenced by second quarter Gross Domestic Product, which contracted by just 1% (compared to 6.4% in the first quarter), the worst seems to be behind us. We believe the economic recovery will be muted and protracted. This recession is unusual in that it is a product of a full-blown credit contraction as both financial institutions and households repair their balance sheets. A strong economic recovery will require an improvement in consumer spending, which is unlikely to return in earnest until the employment and housing pictures improve.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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    Our models suggest that stocks as of the end of the reporting year are at the upper end of a range representing appropriate trading levels. A continued stock market advance will likely require further positive economic data flow, analyst upgrades of corporate revenue estimates, and evidence of top line revenue growth. We continue to review our equity exposure, with an eye towards taking profits unless there is significant improvement in fundamentals.

    We thank the Fund's shareholders for your continued investment. We are working hard to keep your trust.

    As interest rates rise, existing bond prices fall o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

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8  | USAA FIRST START GROWTH FUND
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FUND RECOGNITION

USAA FIRST START GROWTH FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]
                                       TAX
                                    EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency among 544 funds within the Lipper Mixed-Asset Target Allocation Growth Funds category for the overall period ended July 31, 2009. The Fund received a Lipper Leader rating for Tax Efficiency among 544, 443, and 243 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of July 31, 2009. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  9
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INVESTMENT OVERVIEW

USAA FIRST START GROWTH FUND (Symbol: UFSGX)

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                                          7/31/09                     7/31/08
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Net Assets                             $172.4 Million             $190.3 Million
Net Asset Value Per Share                  $8.45                      $9.66

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/09
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     1 YEAR                         5 YEARS                        10 YEARS
     -9.39%                          1.68%                          -5.23%

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                                 EXPENSE RATIO*
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     BEFORE REIMBURSEMENT    2.22%              AFTER REIMBURSEMENT    1.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.38%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA FIRST START GROWTH FUND
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                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             BARCLAYS CAPITAL        LIPPER
              U.S. AGGREGATE    FLEXIBLE PORTFOLIO   RUSSELL 3000      USAA FIRST
                BOND INDEX         FUNDS INDEX           INDEX      START GROWTH FUND
31/07/1999      $10,000.00         $10,000.00         $10,000.00       $10,000.00
31/08/1999        9,994.91           9,908.82           9,886.29         9,812.18
30/09/1999       10,110.95           9,801.25           9,633.61         9,506.47
31/10/1999       10,148.25          10,059.17          10,237.89         9,909.61
30/11/1999       10,147.53          10,168.47          10,524.41        10,299.76
31/12/1999       10,098.59          10,574.99          11,195.95        10,976.00
31/01/2000       10,065.53          10,277.42          10,757.06        10,488.33
29/02/2000       10,187.26          10,367.46          10,856.76        10,976.00
31/03/2000       10,321.46          10,836.19          11,707.26        11,567.72
30/04/2000       10,291.91          10,616.05          11,294.70        11,340.14
31/05/2000       10,287.18          10,463.57          10,977.47        11,073.54
30/06/2000       10,501.21          10,686.07          11,302.48        11,476.69
31/07/2000       10,596.53          10,622.67          11,102.71        11,158.07
31/08/2000       10,750.11          11,126.18          11,926.11        12,029.39
30/09/2000       10,817.70          10,846.36          11,386.13        11,093.05
31/10/2000       10,889.28          10,790.45          11,224.00        10,527.34
30/11/2000       11,067.33          10,330.41          10,189.47         8,849.73
31/12/2000       11,272.63          10,506.92          10,360.70         9,174.85
31/01/2001       11,456.98          10,680.14          10,715.13         9,721.05
28/02/2001       11,556.79          10,091.56           9,736.11         7,945.90
31/03/2001       11,614.80           9,644.81           9,101.46         7,074.58
30/04/2001       11,566.60          10,133.52           9,831.35         7,984.91
31/05/2001       11,636.36          10,204.19           9,910.31         7,809.35
30/06/2001       11,680.33          10,051.66           9,727.57         7,614.28
31/07/2001       11,941.47          10,003.49           9,567.25         7,068.08
31/08/2001       12,078.22           9,628.20           9,002.44         6,398.33
30/09/2001       12,218.96           9,045.05           8,208.20         5,286.43
31/10/2001       12,474.65           9,259.45           8,399.17         5,709.08
30/11/2001       12,302.66           9,661.99           9,046.10         6,242.28
31/12/2001       12,224.54           9,749.17           9,173.61         6,183.76
31/01/2002       12,323.49           9,609.13           9,058.57         6,060.21
28/02/2002       12,442.92           9,482.02           8,873.33         5,871.64
31/03/2002       12,235.92           9,748.13           9,262.39         6,118.73
30/04/2002       12,473.20           9,460.10           8,776.44         5,676.57
31/05/2002       12,579.18           9,405.11           8,674.76         5,624.55
30/06/2002       12,687.95           8,908.01           8,050.31         5,045.84
31/07/2002       12,841.05           8,394.60           7,410.29         4,577.67
31/08/2002       13,057.86           8,457.84           7,445.29         4,577.67
30/09/2002       13,269.34           7,862.58           6,663.01         4,415.11
31/10/2002       13,208.90           8,263.09           7,193.56         4,584.17
30/11/2002       13,205.38           8,614.60           7,628.86         4,551.66
31/12/2002       13,478.15           8,315.40           7,197.56         4,350.09
31/01/2003       13,489.66           8,173.11           7,021.44         4,285.06
28/02/2003       13,676.31           8,091.32           6,905.92         4,233.04
31/03/2003       13,665.77           8,143.62           6,978.54         4,363.09
30/04/2003       13,778.54           8,608.97           7,548.40         4,590.67
31/05/2003       14,035.44           9,031.90           8,004.05         4,837.76
30/06/2003       14,007.58           9,124.87           8,112.07         4,922.30
31/07/2003       13,536.65           9,167.76           8,298.16         5,117.37
31/08/2003       13,626.53           9,355.13           8,482.04         5,240.91
30/09/2003       13,987.23           9,363.71           8,389.96         5,208.40
31/10/2003       13,856.78           9,731.60           8,897.71         5,566.03
30/11/2003       13,889.97           9,833.99           9,020.27         5,546.52
31/12/2003       14,031.32          10,230.37           9,432.85         5,598.54
31/01/2004       14,144.20          10,377.33           9,629.63         5,631.05
29/02/2004       14,297.30          10,517.38           9,759.36         5,722.09
31/03/2004       14,404.37          10,472.49           9,643.51         5,735.09
30/04/2004       14,029.62          10,209.95           9,444.12         5,572.53
31/05/2004       13,973.42          10,280.75           9,581.37         5,624.55
30/06/2004       14,052.39          10,461.07           9,771.80         5,663.57
31/07/2004       14,191.68          10,181.39           9,402.28         5,377.46
31/08/2004       14,462.39          10,229.65           9,441.00         5,442.49
30/09/2004       14,501.63          10,395.85           9,586.13         5,657.06
31/10/2004       14,623.24          10,538.39           9,743.57         5,618.05
30/11/2004       14,506.60          10,914.14          10,196.51         5,917.16
31/12/2004       14,640.08          11,202.43          10,559.83         6,235.77
31/01/2005       14,732.01          11,023.51          10,278.57         6,014.69
28/02/2005       14,645.04          11,231.33          10,504.84         6,060.21
31/03/2005       14,569.83          11,032.02          10,327.16         5,982.18
30/04/2005       14,767.01          10,830.44          10,102.78         5,962.67
31/05/2005       14,926.78          11,080.38          10,485.59         6,203.26
30/06/2005       15,008.17          11,161.71          10,558.84         6,274.79
31/07/2005       14,871.54          11,518.84          10,992.02         6,495.87
31/08/2005       15,062.19          11,518.38          10,887.23         6,391.83
30/09/2005       14,907.03          11,685.55          10,982.48         6,554.39
31/10/2005       14,789.06          11,526.00          10,776.79         6,534.88
30/11/2005       14,854.46          11,802.56          11,196.01         6,847.00
31/12/2005       14,995.69          11,913.06          11,206.06         6,905.52
31/01/2006       14,996.54          12,298.05          11,580.47         7,042.07
28/02/2006       15,046.32          12,245.46          11,601.06         6,951.04
31/03/2006       14,898.67          12,440.30          11,801.59         6,899.02
30/04/2006       14,871.66          12,580.33          11,929.62         6,788.48
31/05/2006       14,855.80          12,291.96          11,547.68         6,411.34
30/06/2006       14,887.29          12,279.03          11,568.11         6,352.82
31/07/2006       15,088.59          12,319.84          11,557.28         6,255.28
31/08/2006       15,319.57          12,537.22          11,840.00         6,333.31
30/09/2006       15,454.14          12,675.38          12,105.04         6,521.88
31/10/2006       15,556.37          13,010.01          12,540.79         6,658.43
30/11/2006       15,736.84          13,301.00          12,813.66         6,768.97
31/12/2006       15,645.52          13,434.46          12,967.11         6,838.19
31/01/2007       15,639.10          13,594.01          13,213.93         6,930.16
28/02/2007       15,880.25          13,540.92          12,997.17         6,857.90
31/03/2007       15,880.74          13,668.05          13,132.45         6,910.45
30/04/2007       15,966.37          14,094.42          13,657.05         7,127.22
31/05/2007       15,845.37          14,411.59          14,154.74         7,265.17
30/06/2007       15,798.49          14,346.22          13,889.65         7,173.21
31/07/2007       15,930.28          14,201.02          13,415.97         7,028.69
31/08/2007       16,125.52          14,191.38          13,608.55         7,068.10
30/09/2007       16,247.86          14,750.74          14,104.68         7,265.17
31/10/2007       16,393.81          15,143.40          14,363.41         7,376.84
30/11/2007       16,688.62          14,784.93          13,716.79         7,153.50
31/12/2007       16,735.50          14,720.13          13,633.79         7,117.40
31/01/2008       17,016.62          14,241.69          12,807.42         6,770.21
29/02/2008       17,040.24          14,151.64          12,409.63         6,683.41
31/03/2008       17,098.38          13,963.42          12,336.10         6,603.29
30/04/2008       17,062.65          14,467.27          12,953.02         6,736.82
31/05/2008       16,937.53          14,696.42          13,218.38         6,857.01
30/06/2008       16,923.84          14,036.23          12,127.59         6,523.17
31/07/2008       16,910.04          13,770.80          12,030.86         6,449.72
31/08/2008       17,070.52          13,723.73          12,217.72         6,483.11
30/09/2008       16,841.24          12,438.00          11,068.96         6,009.06
31/10/2008       16,443.71          10,525.29           9,105.77         5,161.11
30/11/2008       16,978.96           9,932.37           8,386.97         4,807.25
31/12/2008       17,612.43          10,301.33           8,547.42         4,917.19
31/01/2009       17,457.03           9,864.17           7,830.11         4,626.72
28/02/2009       17,391.13           9,198.75           7,009.87         4,315.51
31/03/2009       17,632.89           9,808.24           7,623.89         4,550.65
30/04/2009       17,717.20          10,593.75           8,426.18         5,000.18
31/05/2009       17,845.71          11,268.35           8,875.77         5,408.22
30/06/2009       17,947.21          11,083.41           8,906.01         5,546.54
31/07/2009       18,236.69          11,985.42           9,599.22         5,843.92

                                   [END CHART]

         Data from 7/31/99 to 7/31/09.

         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was called the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

12  | USAA FIRST START GROWTH FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 7/31/09
                                (% of Net Assets)

        iShares MSCI EAFE Index Fund* .............................  7.2%
        Exxon Mobil Corp. .........................................  1.7%
        Johnson & Johnson .........................................  1.0%
        Abbott Laboratories .......................................  0.7%
        Microsoft Corp. ...........................................  0.7%
        Pfizer, Inc. ..............................................  0.7%
        Chevron Corp. .............................................  0.6%
        Raytheon Co. ..............................................  0.6%
        Apple, Inc. ...............................................  0.5%
        New Jersey Resources Corp. ................................  0.4%

* Pursuant to a Securities and Exchange Commission exemptive order and a related agreement with iShares Trust (iShares), the Fund may invest in iShares in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

You will find a complete list of securities that the Fund owns on pages 17-48.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    o SECTOR ASSET ALLOCATION -- 7/31/2009* o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                                 45.5%
Information Technology                                                      8.9%
Consumer Discretionary                                                      7.5%
Exchange-Traded Funds**                                                     7.2%
Health Care                                                                 6.5%
Energy                                                                      6.0%
Industrials                                                                 6.0%
Utilities                                                                   3.6%
Consumer Staples                                                            3.1%
Materials                                                                   2.5%
Telecommunication Services                                                  1.1%
Money Market Instruments***                                                 1.5%

                                   [END CHART]

*   Excludes options.

** Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

*** Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA FIRST START GROWTH FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2009 is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

51.75% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $3,309,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA FIRST START GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA First Start Growth Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA First Start Growth Fund at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2009

================================================================================

16  | USAA FIRST START GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2009

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES (59.4%)

COMMON STOCKS (50.6%)

CONSUMER DISCRETIONARY (7.2%)
-----------------------------
ADVERTISING (0.4%)
      200   Clear Channel Outdoor Holdings, Inc. "A"*                                                       $      1
   44,485   Harte Hanks, Inc.                                                                                    481
    3,800   Interpublic Group of Companies, Inc.*                                                                 20
   10,400   National Cinemedia, Inc.                                                                             153
    1,100   Omnicom Group, Inc.                                                                                   38
                                                                                                            --------
                                                                                                                 693
                                                                                                            --------
APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
      300   Carter's, Inc.*                                                                                        8
      300   Cherokee, Inc.                                                                                         6
    1,000   Coach, Inc.                                                                                           30
    2,864   Fossil, Inc.*                                                                                         75
    2,800   Jones Apparel Group, Inc.                                                                             39
      300   Lululemon Athletica, Inc.*                                                                             5
    1,100   Phillips-Van Heusen Corp.                                                                             39
      300   Polo Ralph Lauren Corp.                                                                               19
    5,000   Warnaco Group, Inc.*                                                                                 182
                                                                                                            --------
                                                                                                                 403
                                                                                                            --------
APPAREL RETAIL (0.7%)
   10,700   Aeropostale, Inc.*                                                                                   389
      800   Bebe Stores, Inc.                                                                                      6
    3,450   Buckle, Inc.                                                                                         107
      300   Cato Corp. "A"                                                                                         6
    2,500   Charming Shoppes, Inc.*                                                                               12
      400   Coldwater Creek, Inc.*                                                                                 3
      100   Collective Brands, Inc.*                                                                               2
    9,600   Dress Barn, Inc.*                                                                                    150
      909   Finish Line, Inc. "A"                                                                                  8
   12,300   Foot Locker, Inc.                                                                                    136
    9,400   Gap, Inc.                                                                                            153
      800   Gymboree Corp.*                                                                                       32
    3,400   Hot Topic, Inc.*                                                                                      26
      168   Jos. A. Bank Clothiers, Inc.*                                                                          6
    1,400   Limited Brands, Inc.                                                                                  18
    1,500   Pacific Sunwear of California, Inc.*                                                                   5
      620   Ross Stores, Inc.                                                                                     27
    2,300   Stage Stores, Inc.                                                                                    29
    4,300   TJX Companies, Inc.                                                                                  156
                                                                                                            --------
                                                                                                               1,271
                                                                                                            --------
AUTO PARTS & EQUIPMENT (0.1%)
    1,700   ArvinMeritor, Inc.                                                                                    12
      236   Dorman Products, Inc.*                                                                                 4
    1,100   Exide Technologies*                                                                                    5
    2,300   Gentex Corp.                                                                                          34
      700   Modine Manufacturing Co.                                                                               5
    4,800   Tenneco, Inc.*                                                                                        78
      700   TRW Automotive Holdings Corp.*                                                                        12
    3,442   WABCO Holdings, Inc.                                                                                  66
                                                                                                            --------
                                                                                                                 216
                                                                                                            --------
AUTOMOBILE MANUFACTURERS (0.1%)
    3,600   Thor Industries, Inc.                                                                                 86
                                                                                                            --------
AUTOMOTIVE RETAIL (0.3%)
    2,800   AutoNation, Inc.*                                                                                     58
    2,600   Group 1 Automotive, Inc.                                                                              77
      600   Midas, Inc.*                                                                                           6
      200   Monro Muffler Brake, Inc.                                                                              5
   13,900   Penske Automotive Group, Inc.                                                                        287
                                                                                                            --------
                                                                                                                 433
                                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
CABLE & SATELLITE (0.5%)
    4,600   Cablevision Systems Corp. "A"                                                                   $     94
   12,800   Comcast Corp. "A"                                                                                    190
   28,900   DISH Network Corp. "A"*                                                                              490
      500   Knology, Inc.*                                                                                         4
    2,500   Liberty Global, Inc. "A"*                                                                             53
      900   Mediacom Communications Corp. "A"*                                                                     4
      600   Scripps Networks Interactive "A"                                                                      20
    2,000   Virgin Media, Inc.                                                                                    21
                                                                                                            --------
                                                                                                                 876
                                                                                                            --------
CATALOG RETAIL (0.0%)
      900   HSN, Inc.*                                                                                             9
    4,400   Liberty Media Corp. Interactive "A"*                                                                  29
                                                                                                            --------
                                                                                                                  38
                                                                                                            --------
COMPUTER & ELECTRONICS RETAIL (0.4%)
   12,700   GameStop Corp. "A"*                                                                                  278
    9,000   RadioShack Corp.                                                                                     140
   10,500   Rent-A-Center, Inc.*                                                                                 218
                                                                                                            --------
                                                                                                                 636
                                                                                                            --------
CONSUMER ELECTRONICS (0.0%)
      900   Garmin Ltd.                                                                                           25
      200   Universal Electronics, Inc.*                                                                           4
                                                                                                            --------
                                                                                                                  29
                                                                                                            --------
DEPARTMENT STORES (0.0%)
    2,600   Saks, Inc.*                                                                                           14
      200   Sears Holdings Corp.*                                                                                 13
                                                                                                            --------
                                                                                                                  27
                                                                                                            --------
DISTRIBUTORS (0.0%)
      400   Core-Mark Holding Co., Inc.*                                                                          11
      800   LKQ Corp.*                                                                                            14
                                                                                                            --------
                                                                                                                  25
                                                                                                            --------
EDUCATION SERVICES (0.5%)
    7,200   Career Education Corp.*                                                                              165
   33,800   Corinthian Colleges, Inc.*                                                                           522
      300   Grand Canyon Education, Inc.*                                                                          5
    1,200   ITT Educational Services, Inc.*                                                                      117
                                                                                                            --------
                                                                                                                 809
                                                                                                            --------
FOOTWEAR (0.1%)
    1,900   Crocs, Inc.*                                                                                           7
    1,800   Steven Madden Ltd.*                                                                                   58
    5,600   Timberland Co. "A"*                                                                                   76
      700   Wolverine World Wide, Inc.                                                                            17
                                                                                                            --------
                                                                                                                 158
                                                                                                            --------
GENERAL MERCHANDISE STORES (0.4%)

   25,631   99 Cents Only Stores*                                                                                375
    5,800   Big Lots, Inc.*                                                                                      134
      500   Dollar Tree, Inc.*                                                                                    23
    5,900   Family Dollar Stores, Inc.                                                                           185
    1,300   Fred's, Inc. "A"                                                                                      18
                                                                                                            --------
                                                                                                                 735
                                                                                                            --------
HOME FURNISHINGS (0.2%)
    1,100   La-Z-Boy, Inc.                                                                                         8
   17,300   Leggett & Platt, Inc.                                                                                300
    1,900   Tempur-Pedic International, Inc.                                                                      28
                                                                                                            --------
                                                                                                                 336
                                                                                                            --------
HOMEBUILDING (0.0%)
      300   Cavco Industries, Inc.*                                                                               10
                                                                                                            --------
HOMEFURNISHING RETAIL (0.0%)
    1,500   Aaron's, Inc.                                                                                         41
    1,400   Haverty Furniture Companies, Inc.                                                                     15
                                                                                                            --------
                                                                                                                  56
                                                                                                            --------
HOTELS, RESORTS, & CRUISE LINES (0.1%)
      300   Ambassadors Group, Inc.                                                                                5
      500   Carnival Corp.                                                                                        14
    1,800   Gaylord Entertainment Co.*                                                                            26
      800   Interval Leisure Group, Inc.*                                                                          8

================================================================================

18  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      400   Marcus Corp.                                                                                    $      5
    1,600   Orient-Express Hotels Ltd. "A"                                                                        14
      900   Royal Caribbean Cruises Ltd.                                                                          13
                                                                                                            --------
                                                                                                                  85
                                                                                                            --------
HOUSEHOLD APPLIANCES (0.0%)
    1,200   Helen of Troy Ltd.*                                                                                   26
      314   iRobot Corp.*                                                                                          3
      382   Whirlpool Corp.                                                                                       22
                                                                                                            --------
                                                                                                                  51
                                                                                                            --------
HOUSEWARES & SPECIALTIES (0.2%)
   12,100   American Greetings Corp. "A"                                                                         191
    1,400   Jarden Corp.*                                                                                         35
    8,800   Newell Rubbermaid, Inc.                                                                              113
    1,300   Tupperware Brands Corp.                                                                               44
                                                                                                            --------
                                                                                                                 383
                                                                                                            --------
INTERNET RETAIL (0.4%)
    1,300   Amazon.com, Inc.*                                                                                    112
      200   Blue Nile, Inc.*                                                                                       9
    7,700   Expedia, Inc.*                                                                                       160
    6,700   Netflix, Inc.*                                                                                       294
      440   NutriSystem, Inc.                                                                                      6
      700   Priceline.com, Inc.*                                                                                  91
      300   Shutterfly, Inc.*                                                                                      5
      900   Ticketmaster Entertainment, Inc.*                                                                      7
                                                                                                            --------
                                                                                                                 684
                                                                                                            --------
LEISURE FACILITIES (0.0%)
      500   Vail Resorts, Inc.*                                                                                   14
                                                                                                            --------
LEISURE PRODUCTS (0.1%)
    2,100   Brunswick Corp.                                                                                       15
    2,900   Callaway Golf Co.                                                                                     19
    1,400   Hasbro, Inc.                                                                                          37
    4,000   Mattel, Inc.                                                                                          70
    2,000   Polaris Industries, Inc.                                                                              76
    2,200   Smith & Wesson Holding Corp.*                                                                         13
                                                                                                            --------
                                                                                                                 230
                                                                                                            --------
MOVIES & ENTERTAINMENT (0.5%)
    1,400   Cinemark Holdings, Inc.                                                                               16
      752   CKX, Inc.*                                                                                             5
    1,100   IMAX Corp.*                                                                                           10
    4,600   Liberty Media Corp. - Capital "A"*                                                                    67
    2,000   Live Nation, Inc.*                                                                                    12
    3,800   Marvel Entertainment, Inc.*                                                                          150
    9,300   News Corp. "A"                                                                                        96
   10,000   News Corp. "B"                                                                                       120
    5,900   Regal Entertainment Group "A"                                                                         73
    5,500   Time Warner, Inc.                                                                                    147
    2,500   Viacom, Inc. "A"*                                                                                     62
      500   Warner Music Group Corp.*                                                                              3
                                                                                                            --------
                                                                                                                 761
                                                                                                            --------
PHOTOGRAPHIC PRODUCTS (0.0%)
    5,900   Eastman Kodak Co.                                                                                     18
                                                                                                            --------
PUBLISHING (0.2%)
    1,800   Gannett Co., Inc.                                                                                     13
    2,200   McGraw-Hill Companies, Inc.                                                                           69
    3,700   Meredith Corp.                                                                                        98
    1,900   Morningstar, Inc.*                                                                                    84
      700   New York Times Co. "A"                                                                                 5
    5,100   Valassis Communications, Inc.*                                                                        58
                                                                                                            --------
                                                                                                                 327
                                                                                                            --------
RESTAURANTS (0.9%)
      200   BJ's Restaurants, Inc.*                                                                                3
    1,100   Bob Evans Farms, Inc.                                                                                 32
    3,300   Brinker International, Inc.                                                                           55
      800   Buffalo Wild Wings, Inc.*                                                                             32
      500   Burger King Holdings, Inc.                                                                             8
      900   California Pizza Kitchen, Inc.*                                                                       15
    2,300   Cheesecake Factory*                                                                                   45
      700   Chipotle Mexican Grill, Inc. "A"*                                                                     66

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
    1,700   Cracker Barrel Old Country Store, Inc.                                                          $     49
   11,100   McDonald's Corp.                                                                                     611
    8,992   P.F. Chang's China Bistro, Inc.*                                                                     305
    4,161   Panera Bread Co. "A"*                                                                                229
      600   Peet's Coffee & Tea, Inc.*                                                                            16
    3,328   Steak n Shake Co.*                                                                                    34
    2,600   Wendy's/Arby's Group, Inc. "A"                                                                        12
                                                                                                            --------
                                                                                                               1,512
                                                                                                            --------
SPECIALIZED CONSUMER SERVICES (0.5%)
      400   Brinks Home Security Holdings, Inc.*                                                                  12
    4,600   H&R Block, Inc.                                                                                       77
   10,700   Hillenbrand, Inc.                                                                                    194
   35,910   Regis Corp.                                                                                          490
      300   Steiner Leisure Ltd.*                                                                                  9
    1,800   Stewart Enterprises, Inc. "A"                                                                          9
                                                                                                            --------
                                                                                                                 791
                                                                                                            --------
SPECIALTY STORES (0.4%)
   13,200   Barnes & Noble, Inc.                                                                                 304
      400   Big 5 Sporting Goods Corp.                                                                             5
    1,100   Borders Group, Inc.*                                                                                   4
    1,700   Dick's Sporting Goods, Inc.*                                                                          34
      500   Jo-Ann Stores, Inc.*                                                                                  12
    2,100   Office Depot, Inc.*                                                                                   10
   12,400   PetSmart, Inc.                                                                                       277
    4,048   Sally Beauty Holdings, Inc.*                                                                          28
      995   Tractor Supply Co.*                                                                                   48
                                                                                                            --------
                                                                                                                 722
                                                                                                            --------
TIRES & RUBBER (0.0%)
    1,100   Cooper Tire & Rubber Co.                                                                              16
                                                                                                            --------
            Total Consumer Discretionary                                                                      12,431
                                                                                                            --------

CONSUMER STAPLES (2.7%)
-----------------------
AGRICULTURAL PRODUCTS (0.3%)
   12,620   Archer-Daniels-Midland Co.                                                                           380
      800   Bunge Ltd.                                                                                            56
      800   Fresh Del Monte Produce, Inc.*                                                                        17
      100   Griffin Land & Nurseries, Inc.                                                                         3
                                                                                                            --------
                                                                                                                 456
                                                                                                            --------
FOOD DISTRIBUTORS (0.2%)
      404   Andersons, Inc.                                                                                       13
      200   Nash Finch Co.                                                                                         6
    8,000   Sysco Corp.                                                                                          190
    3,300   United Natural Foods, Inc.*                                                                           90
                                                                                                            --------
                                                                                                                 299
                                                                                                            --------
FOOD RETAIL (0.6%)
    8,100   Casey's General Stores, Inc.                                                                         222
      200   Ingles Markets, Inc. "A"                                                                               3
   18,500   Kroger Co.                                                                                           395
      300   Pantry, Inc.*                                                                                          5
    2,600   Ruddick Corp.                                                                                         61
      800   SUPERVALU, Inc.                                                                                       12
      300   Susser Holdings Corp.*                                                                                 4
      200   Village Super Market, Inc. "A"                                                                         6
    3,010   Weis Markets, Inc.                                                                                   100
   12,000   Winn Dixie Stores, Inc.*                                                                             170
                                                                                                            --------
                                                                                                                 978
                                                                                                            --------
HOUSEHOLD PRODUCTS (0.3%)
    4,200    Central Garden & Pet Co.*                                                                            52
    1,100    Central Garden & Pet Co. "A"*                                                                        12
    2,600    Colgate-Palmolive Co.                                                                               188
    6,300    Procter & Gamble Co.                                                                                350
      200    WD-40 Co.                                                                                             6
                                                                                                            --------
                                                                                                                 608
                                                                                                            --------

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20  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS (0.4%)
   15,400   Wal-Mart Stores, Inc.                                                                           $    768
                                                                                                            --------
PACKAGED FOODS & MEAT (0.7%)
      300   American Dairy, Inc.*                                                                                  8
      200   Cal-Maine Foods, Inc.                                                                                  6
      300   Calavo Growers, Inc.                                                                                   6
    4,700   Chiquita Brands International, Inc.*                                                                  58
    6,300   Dean Foods Co.*                                                                                      133
    5,700   Del Monte Foods Co.                                                                                   55
    4,500   General Mills, Inc.                                                                                  265
    1,200   Green Mountain Coffee Roasters, Inc.*                                                                 85
      100   Hormel Foods Corp.                                                                                     4
      400   Imperial Sugar Co.                                                                                     5
      600   J & J Snack Foods Corp.                                                                               26
    1,400   Kraft Foods, Inc. "A"                                                                                 40
    3,709   Lancaster Colony Corp.                                                                               169
    1,700   Lance, Inc.                                                                                           43
      966   Smart Balance, Inc.*                                                                                   6
    1,300   Smithfield Foods, Inc.                                                                                18
      900   TreeHouse Foods, Inc.*                                                                                29
   19,900   Tyson Foods, Inc. "A"                                                                                227
                                                                                                            --------
                                                                                                               1,183
                                                                                                            --------
PERSONAL PRODUCTS (0.0%)
      600   Alberto-Culver Co.                                                                                    15
    1,400   American Oriental Bioengineering, Inc.*                                                                9
      486   Elizabeth Arden, Inc.*                                                                                 5
      500   Herbalife Ltd.                                                                                        17
      200   Mead Johnson Nutrition Co.                                                                             7
    1,400   Nu Skin Enterprises, Inc. "A"                                                                         25
      300   Revlon, Inc. "A"*                                                                                      2
                                                                                                            --------
                                                                                                                  80
                                                                                                            --------
SOFT DRINKS (0.2%)
    2,300   Dr. Pepper Snapple Group, Inc.*                                                                       57
    2,300   Hansen Natural Corp.*                                                                                 71
      400   National Beverage Corp.*                                                                               4
    6,500   Pepsi Bottling Group, Inc.                                                                           221
      500   PepsiAmericas, Inc.                                                                                   13
                                                                                                            --------
                                                                                                                 366
                                                                                                            --------
            Total Consumer Staples                                                                             4,738
                                                                                                            --------
ENERGY (5.7%)
-------------
COAL & CONSUMABLE FUELS (0.5%)
   11,000   Alpha Natural Resources, Inc.*                                                                       366
    4,200   CONSOL Energy, Inc.                                                                                  149
    7,200   Foundation Coal Holdings, Inc.                                                                       259
    2,300   James River Coal Co.*                                                                                 43
      400   Massey Energy Co.                                                                                     11
      600   Patriot Coal Corp.*                                                                                    5
    8,200   USEC, Inc.*                                                                                           32
                                                                                                            --------
                                                                                                                 865
                                                                                                            --------
INTEGRATED OIL & GAS (2.9%)
   15,100   Chevron Corp.                                                                                      1,049
    3,000   ConocoPhillips                                                                                       131
   41,600   Exxon Mobil Corp.                                                                                  2,928
    1,000   Hess Corp.                                                                                            55
    2,943   Marathon Oil Corp.                                                                                    95
    6,570   Murphy Oil Corp.                                                                                     383
    5,500   Occidental Petroleum Corp.                                                                           392
    2,800   SandRidge Energy, Inc.*                                                                               26
                                                                                                            --------
                                                                                                               5,059
                                                                                                            --------
OIL & GAS DRILLING (0.6%)
    2,300   Atwood Oceanics, Inc.*                                                                                66
    1,000   Diamond Offshore Drilling, Inc.                                                                       90
   11,000   ENSCO International, Inc.                                                                            417
    2,000   Hercules Offshore, Inc.*                                                                              10
    2,800   Parker Drilling Co.*                                                                                  13
    1,008   Pioneer Drilling Co.*                                                                                  4
   19,360   Rowan Companies, Inc.                                                                                413
      800   Unit Corp.*                                                                                           25
                                                                                                            --------
                                                                                                               1,038
                                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES (1.0%)
      400   Bristow Group, Inc.*                                                                            $     13
    3,000   CARBO Ceramics, Inc.(a)                                                                              125
      800   Complete Production Services, Inc.*                                                                    7
    6,000   Dresser-Rand Group, Inc.*                                                                            175
    4,500   Exterran Holdings, Inc.*                                                                              78
      600   FMC Technologies, Inc.*                                                                               26
   27,687   Global Industries Ltd.*                                                                              189
      200   Helix Energy Solutions Group, Inc.*                                                                    2
    2,700   Key Energy Services, Inc.*                                                                            19
      200   Lufkin Industries, Inc.                                                                                9
      100   National-Oilwell Varco, Inc.*                                                                          4
      400   Natural Gas Services Group, Inc.*                                                                      6
    5,300   Oceaneering International, Inc.*                                                                     270
      900   Oil States International, Inc.*                                                                       24
      255   PHI, Inc.*                                                                                             6
   10,000   RPC, Inc.                                                                                             82
    6,500   Schlumberger Ltd.                                                                                    348
    1,200   Seacor Holdings, Inc.*                                                                                95
    4,400   Tidewater, Inc.                                                                                      198
    3,300   Willbros Group, Inc.*                                                                                 45
                                                                                                            --------
                                                                                                               1,721
                                                                                                            --------
OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    2,200   Apache Corp.                                                                                         185
      500   Atlas America, Inc.                                                                                   10
    4,000   Berry Petroleum Co. "A"                                                                               95
    2,652   Bill Barrett Corp.*                                                                                   84
    1,900   BPZ Resources, Inc.*                                                                                  14
      700   Carrizo Oil & Gas, Inc.*                                                                              13
      200   Clayton Williams Energy, Inc.*                                                                         4
    1,200   Comstock Resources, Inc.*                                                                             46
      300   Contango Oil & Gas Co.*                                                                               14
      700   EOG Resources, Inc.                                                                                   52
    1,000   FX Energy, Inc.*                                                                                       4
    4,700   Gran Tierra Energy, Inc.*                                                                             17
      800   McMoRan Exploration Co.*                                                                               5
    5,900   Oilsands Quest, Inc.*                                                                                  5
    3,200   Penn Virginia Corp.                                                                                   61
    2,000   Pioneer Natural Resources Co.                                                                         57
    3,900   Quicksilver Resources, Inc.*(a)                                                                       45
      800   Rex Energy Corp.*                                                                                      5
      600   Southwestern Energy Co.*                                                                              25
    1,256   VAALCO Energy, Inc.                                                                                    6
    4,500   W&T Offshore, Inc.                                                                                    48
    2,000   XTO Energy, Inc.                                                                                      80
                                                                                                            --------
                                                                                                                 875
                                                                                                            --------
OIL & GAS REFINING & MARKETING (0.0%)
      100   Frontier Oil Corp.                                                                                     1
    1,800   Tesoro Corp.                                                                                          24
      800   Valero Energy Corp.                                                                                   14
                                                                                                            --------
                                                                                                                  39
                                                                                                            --------
OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   21,038   Atlas Pipeline Partners LP(a)                                                                        153
    1,000   Crosstex Energy, Inc.                                                                                  4
    1,100   DHT Maritime, Inc.                                                                                     5
      700   Golar LNG Ltd.                                                                                         7
    1,700   Knightsbridge Tankers Ltd.                                                                            27
      900   Nordic American Tanker Shipping Ltd.                                                                  27
      600   Overseas Shipholding Group, Inc.                                                                      21
      900   Ship Finance International Ltd.                                                                       11
    1,100   Southern Union Co.                                                                                    21
      700   Williams Companies, Inc.                                                                              12
                                                                                                            --------
                                                                                                                 288
                                                                                                            --------
            Total Energy                                                                                       9,885
                                                                                                            --------

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22  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
FINANCIALS (8.7%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    3,800   Allied Capital Corp.                                                                            $     15
    4,800   American Capital Ltd.                                                                                 17
    4,540   Apollo Investment Corp.                                                                               32
    1,665   Ares Capital Corp.                                                                                    15
   13,700   Bank of New York Mellon Corp.                                                                        375
      400   BlackRock, Inc. "A"                                                                                   76
    7,400   Blackstone Group LP                                                                                   83
      100   Capital Southwest Corp.                                                                                8
    3,400   Federated Investors, Inc. "B"                                                                         88
      100   GAMCO Investors, Inc. "A"                                                                              5
      400   Gladstone Capital Corp.                                                                                4
    1,300   GLG Partners, Inc.                                                                                     5
      566   Hercules Technology Growth Capital, Inc.                                                               6
   11,000   Invesco Ltd. ADR                                                                                     217
      800   Janus Capital Group, Inc.                                                                             11
      700   Och-Ziff Capital Management Group LLC                                                                  7
    1,500   Penson Worldwide, Inc.*                                                                               18
    3,653   State Street Corp.                                                                                   184
        4   Teton Advisors, Inc., acquired 03/24/2009; cost: $0(b),(c)                                             -
      105   Virtus Investments Partners, Inc.*                                                                     2
   11,600   Waddell & Reed Financial, Inc. "A"                                                                   329
      200   Westwood Holdings Group, Inc.                                                                          8
                                                                                                            --------
                                                                                                               1,505
                                                                                                            --------
CONSUMER FINANCE (0.0%)
    1,000   Advance America, Cash Advance Centers, Inc.                                                            5
    1,300   American Express Co.                                                                                  37
      120   Cardtronics, Inc.*                                                                                     1
      700   World Acceptance Corp.*                                                                               16
                                                                                                            --------
                                                                                                                  59
                                                                                                            --------
DIVERSIFIED BANKS (0.5%)
    3,200   Banco Latinoamericano de Exportaciones S.A. "E"                                                       41
    7,400   U.S. Bancorp                                                                                         151
   25,200   Wells Fargo & Co.                                                                                    617
                                                                                                            --------
                                                                                                                 809
                                                                                                            --------
DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      100   Consolidated-Tomoka Land Co.                                                                           4
      200   Tejon Ranch Co.*                                                                                       5
                                                                                                            --------
                                                                                                                   9
                                                                                                            --------
INSURANCE BROKERS (0.4%)
    2,600   Aon Corp.                                                                                            103
   27,211   Arthur J. Gallagher & Co.                                                                            623
      400   eHealth, Inc.*                                                                                         6
                                                                                                            --------
                                                                                                                 732
                                                                                                            --------
INVESTMENT BANKING & BROKERAGE (0.8%)
    1,000   BGC Partners, Inc. "A"                                                                                 5
   13,600   Charles Schwab Corp.                                                                                 243
      263   Evercore Partners, Inc. "A"                                                                            5
    1,700   Goldman Sachs Group, Inc.                                                                            278
    4,700   Investment Technology Group, Inc.*                                                                   105
    1,265   KBW, Inc.*                                                                                            37
      700   Knight Capital Group, Inc. "A"*                                                                       13
    1,200   LaBranche & Co., Inc.*                                                                                 5
      500   Lazard Ltd. "A"                                                                                       18
    2,100   MF Global Ltd.*                                                                                       13
   12,400   Morgan Stanley                                                                                       353
      100   Piper Jaffray Co., Inc.*                                                                               5
    4,400   Raymond James Financial, Inc.                                                                         90
    3,700   SWS Group, Inc.                                                                                       51
    4,600   TD Ameritrade Holding Corp.*                                                                          85
      500   TradeStation Group, Inc.*                                                                              4
                                                                                                            --------
                                                                                                               1,310
                                                                                                            --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |   23

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE (1.1%)
   12,110   AFLAC, Inc.                                                                                     $    459
      800   American Equity Investment Life Insurance Co.                                                          6
      661   Citizens, Inc.*                                                                                        5
    4,000   Conseco, Inc.                                                                                         12
    3,700   Lincoln National Corp.                                                                                78
      800   MetLife, Inc.                                                                                         27
      100   National Western Life Insurance Co. "A"                                                               13
      400   Presidential Life Corp.                                                                                4
    2,100   Principal Financial Group, Inc.                                                                       50
   17,500   Protective Life Corp.                                                                                262
    7,200   Prudential Financial, Inc.                                                                           319
    2,900   StanCorp Financial Group, Inc.                                                                       100
    1,700   Torchmark Corp.                                                                                       66
   23,300   Unum Group                                                                                           437
                                                                                                            --------
                                                                                                               1,838
                                                                                                            --------
MULTI-LINE INSURANCE (0.5%)
    1,300   American Financial Group, Inc.                                                                        32
      900   Assurant, Inc.                                                                                        23
   21,300   HCC Insurance Holdings, Inc.                                                                         534
    1,602   Horace Mann Educators Corp.                                                                           18
      800   Loews Corp.                                                                                           24
   13,700   Unitrin, Inc.                                                                                        181
                                                                                                            --------
                                                                                                                 812
                                                                                                            --------
MULTI-SECTOR HOLDINGS (0.0%)
    1,000   Compass Diversified Holdings                                                                           9
      700   PICO Holdings, Inc.*                                                                                  21
                                                                                                            --------
                                                                                                                  30
                                                                                                            --------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   21,300   Bank of America Corp.                                                                                315
   37,700   Citigroup, Inc.                                                                                      120
    2,100   JPMorgan Chase & Co.                                                                                  81
                                                                                                            --------
                                                                                                                 516
                                                                                                            --------
PROPERTY & CASUALTY INSURANCE (0.7%)
      400   Allied World Assurance Co. Holdings Ltd.                                                              17
   60,300   Ambac Financial Group, Inc.                                                                           45
      127   American Physicians Capital, Inc.                                                                      6
      300   Amerisafe, Inc.*                                                                                       5
      600   Argo Group International Holdings Ltd.*                                                               20
      600   Aspen Insurance Holdings Ltd.                                                                         15
    1,300   Assured Guaranty Ltd.                                                                                 18
    1,100   Axis Capital Holdings Ltd.                                                                            31
    1,000   Baldwin & Lyons, Inc. "B"                                                                             22
      600   Chubb Corp.                                                                                           28
    5,500   CNA Financial Corp.*                                                                                  94
      300   CNA Surety Corp.*                                                                                      5
      500   Donegal Group, Inc. "A"                                                                                8
    8,218   Employers Holdings, Inc.                                                                             114
    6,500   First American Corp.                                                                                 192
      300   First Mercury Financial Corp.                                                                          4
      300   FPIC Insurance Group, Inc.*                                                                           10
    1,500   Harleysville Group, Inc.                                                                              47
    1,000   Hilltop Holdings, Inc.*                                                                               12
      300   Infinity Property & Casualty Corp.                                                                    12
      900   MBIA, Inc.*                                                                                            4
      800   Meadowbrook Insurance Group, Inc.                                                                      6
      200   National Interstate Corp.                                                                              4
      200   Navigators Group, Inc.*                                                                               10
      600   ProAssurance Corp.*                                                                                   31
    1,000   Progressive Corp.*                                                                                    16
      500   RLI Corp.                                                                                             25
      239   Safety Insurance Group, Inc.                                                                           8
    7,450   Selective Insurance Group, Inc.                                                                      111
    3,343   State Auto Financial Corp.                                                                            58

================================================================================

24  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      611   Tower Group, Inc.                                                                               $     15
      500   Travelers Companies, Inc.                                                                             22
      800   United American Indemnity Ltd. "A"*                                                                    4
      300   United Fire & Casualty Co.                                                                             5
      700   W.R. Berkley Corp.                                                                                    16
      247   Wesco Financial Corp.                                                                                 75
      100   White Mountains Insurance Group Ltd.                                                                  26
      300   XL Capital Ltd. "A"                                                                                    4
                                                                                                            --------
                                                                                                               1,145
                                                                                                            --------
REGIONAL BANKS (1.6%)
      200   Ames National Corp.                                                                                    5
      200   Arrow Financial Corp.                                                                                  6
      300   BancFirst Corp.                                                                                       11
    3,800   BancorpSouth, Inc.                                                                                    85
      600   Bank of Hawaii Corp.                                                                                  23
      700   Bank of the Ozarks, Inc.                                                                              18
    3,800   BB&T Corp.                                                                                            87
    1,400   Boston Private Financial Holdings, Inc.                                                                6
      100   Camden National Corp.                                                                                  3
      237   Capital City Bank Group, Inc.                                                                          4
    1,700   CapitalSource, Inc.                                                                                    8
      400   Cardinal Financial Corp.                                                                               3
    1,625   Cathay General Bancorp                                                                                15
      800   Chemical Financial Corp.                                                                              17
      175   Citizens & Northern Corp.                                                                              4
      700   City Holding Co.                                                                                      23
    1,900   Columbia Banking System, Inc.                                                                         23
    2,500   Community Bank System, Inc.                                                                           45
      300   Community Trust Bancorp, Inc.                                                                          8
      500   Cullen/Frost Bankers, Inc.                                                                            24
    2,895   CVB Financial Corp.                                                                                   22
    6,540   East West Bancorp, Inc.                                                                               58
    5,600   F.N.B. Corp.                                                                                          43
      200   Farmers Capital Bank Corp.                                                                             4
      256   First Bancorp                                                                                          5
    2,000   First BanCorp                                                                                          6
      300   First Bancorp, Inc.                                                                                    6
      189   First Citizens BancShares, Inc. "A"                                                                   27
    8,225   First Commonwealth Financial Corp.                                                                    55
      700   First Financial Bancorp                                                                                6
    2,862   First Financial Bankshares, Inc.                                                                     151
      500   First Financial Corp.                                                                                 16
    2,305   First Midwest Bancorp, Inc.                                                                           19
   14,952   Firstmerit Corp.                                                                                     279
    9,500   Fulton Financial Corp.                                                                                64
    1,200   Glacier Bancorp, Inc.                                                                                 19
      400   Hancock Holding Co.                                                                                   16
    1,002   Harleysville National Corp.                                                                            5
      273   Heartland Financial USA, Inc.                                                                          5
      516   Home BancShares, Inc.                                                                                 11
    3,165   Huntington Bancshares, Inc.                                                                           13
      200   IBERIABANK Corp.                                                                                       9
      400   Independent Bank Corp.                                                                                 9
    4,600   International Bancshares Corp.                                                                        61
    3,500   KeyCorp                                                                                               20
      800   Lakeland Bancorp, Inc.                                                                                 7
      500   Lakeland Financial Corp.                                                                              10
      517   M&T Bank Corp.                                                                                        30
      900   MainSource Financial Group, Inc.                                                                       6
    2,000   Marshall & Ilsley Corp.                                                                               12
      700   MB Financial, Inc.                                                                                    10
    1,900   National Penn Bancshares, Inc.                                                                         9
    1,500   NBT Bancorp, Inc.                                                                                     34
      300   Northfield Bancorp, Inc.                                                                               4
    6,800   Old National Bancorp                                                                                  77

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      400   Pacific Continental Corp.                                                                       $      4
    1,767   Park National Corp.                                                                                  113
      400   Pinnacle Financial Partners, Inc.*                                                                     6
      548   PNC Financial Services Group, Inc.                                                                    20
    4,900   PrivateBancorp, Inc.                                                                                 122
    1,100   Prosperity Bancshares, Inc.                                                                           37
    8,265   Regions Financial Corp.                                                                               37
    1,000   Renasant Corp.                                                                                        15
      200   Republic Bancorp, Inc. "A"                                                                             5
    3,400   S&T Bancorp, Inc.(a)                                                                                  47
      600   S.Y. Bancorp, Inc.                                                                                    15
      700   Sandy Spring Bancorp, Inc.                                                                            11
      400   SCBT Financial Corp.                                                                                  10
    1,000   Signature Bank*                                                                                       29
      600   Simmons First National Corp. "A"                                                                      18
      525   Southside Bancshares, Inc.                                                                            12
      700   Sterling Bancorp                                                                                       6
    1,100   Sterling Financial Corp.                                                                               3
      200   Suffolk Bancorp                                                                                        6
    2,000   Susquehanna Bancshares, Inc.                                                                          10
    2,000   Synovus Financial Corp.                                                                                7
      900   Texas Capital Bancshares, Inc.*                                                                       15
      300   Tompkins Financial Corp.                                                                              13
      400   TowneBank                                                                                              5
      600   TriCo Bancshares                                                                                      10
    3,600   Trustmark Corp.                                                                                       72
    2,800   UMB Financial Corp.                                                                                  117
    4,820   Umpqua Holdings Corp.                                                                                 47
      500   Union Bankshares Corp.                                                                                 8
    5,400   United Bankshares, Inc.(a)                                                                           109
      623   United Community Banks, Inc.*                                                                          4
      168   United Security Bancshares, Inc.*                                                                      1
      400   Univest Corp.                                                                                         10
    4,175   Valley National Bancorp                                                                               53
      300   Washington Trust Bancorp, Inc.                                                                         5
      400   WesBanco, Inc.                                                                                         7
    2,200   Westamerica Bancorp                                                                                  115
    6,700   Whitney Holding Corp.                                                                                 59
    2,300   Wilmington Trust Corp.                                                                                26
    3,500   Zions Bancorp                                                                                         48
                                                                                                            --------
                                                                                                               2,803
                                                                                                            --------
REINSURANCE (0.3%)
      200   Arch Capital Group Ltd.*                                                                              13
    4,200   Endurance Specialty Holdings Ltd.                                                                    140
      200   Enstar Group Ltd.*                                                                                    12
      400   Everest Reinsurance Group Ltd.                                                                        32
    2,772   Flagstone Reinsurance Holdings Ltd.                                                                   28
    1,000   Greenlight Capital Re Ltd. "A"*                                                                       18
      700   Maiden Holdings Ltd.                                                                                   5
    1,000   Max Capital Group Ltd.                                                                                20
    1,800   Montpelier Re Holdings Ltd.                                                                           28
      900   Odyssey Re Holdings Corp.                                                                             42
      400   PartnerRe Ltd.                                                                                        28
    1,100   Platinum Underwriters Holdings Ltd.                                                                   37
      500   RenaissanceRe Holdings Ltd.                                                                           25
    1,700   Transatlantic Holdings, Inc.                                                                          80
      300   Validus Holdings Ltd.                                                                                  7
                                                                                                            --------
                                                                                                                 515
                                                                                                            --------
REITS - DIVERSIFIED (0.1%)
    1,000   Colonial Properties Trust                                                                              8
   10,411   Cousins Properties, Inc.                                                                              90
    1,300   Investors Real Estate Trust                                                                           12
      700   Liberty Property Trust, Inc.                                                                          19

================================================================================

26  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
        3   One Liberty Properties, Inc.                                                                    $      -
      400   PS Business Parks, Inc.                                                                               21
      902   Vornado Realty Trust                                                                                  46
    1,200   Washington REIT                                                                                       31
                                                                                                            --------
                                                                                                                 227
                                                                                                            --------
REITS - INDUSTRIAL (0.1%)
      900   AMB Property Corp.                                                                                    18
    3,800   DCT Industrial Trust, Inc.                                                                            17
      500   DuPont Fabros Technology, Inc.                                                                         5
      600   EastGroup Properties, Inc.                                                                            21
      900   First Industrial Realty Trust, Inc.                                                                    4
      600   First Potomac Realty Trust                                                                             6
    2,900   ProLogis                                                                                              25
                                                                                                            --------
                                                                                                                  96
                                                                                                            --------
REITS - MORTGAGE (0.2%)
   11,500   Annaly Capital Management, Inc.                                                                      194
    2,100   Anworth Mortgage Asset Corp.                                                                          16
    1,300   Capstead Mortgage Corp.                                                                               17
    4,800   Chimera Investment Corp.                                                                              17
      800   Hatteras Financial Corp.                                                                              23
    4,700   MFA Mortgage Investments, Inc.                                                                        35
    1,600   Redwood Trust, Inc.                                                                                   26
                                                                                                            --------
                                                                                                                 328
                                                                                                            --------
REITS - OFFICE (0.2%)
      200   Alexandria Real Estate Equities, Inc.                                                                  8
    2,100   BioMed Realty Trust, Inc.                                                                             24
      700   Boston Properties, Inc.                                                                               37
      900   Brandywine Realty Trust                                                                                7
      400   Corporate Office Properties Trust                                                                     14
      500   Digital Realty Trust, Inc.                                                                            20
      800   Douglas Emmett, Inc.                                                                                   8
    1,600   Duke Realty Corp.                                                                                     15
    1,300   Franklin Street Properties Corp.                                                                      19
    1,500   Highwoods Properties, Inc.                                                                            38
    1,600   HRPT Properties Trust                                                                                  8
      800   Kilroy Realty Corp.                                                                                   19
    1,889   Lexington Realty Trust                                                                                 8
      600   Mack-Cali Realty Corp.                                                                                17
      400   Parkway Properties, Inc.                                                                               6
      500   SL Green Realty Corp.                                                                                 13
                                                                                                            --------
                                                                                                                 261
                                                                                                            --------
REITS - RESIDENTIAL (0.1%)
    1,100   American Campus Communities, Inc.                                                                     25
      700   Apartment Investment & Management Co. "A"                                                              6
      500   AvalonBay Communities, Inc.                                                                           29
      300   BRE Properties, Inc.                                                                                   7
      400   Camden Property Trust                                                                                 12
      400   Equity LifeStyle Properties, Inc.                                                                     17
    1,400   Equity Residential Properties Trust                                                                   34
      200   Essex Property Trust, Inc.                                                                            13
      700   Home Properties, Inc.                                                                                 25
      600   Mid-America Apartment Communities, Inc.                                                               24
      900   Post Properties, Inc.                                                                                 13
      300   Sun Communities, Inc.                                                                                  5
      900   UDR, Inc.                                                                                              9
                                                                                                            --------
                                                                                                                 219
                                                                                                            --------
REITS - RETAIL (0.2%)
      823   Acadia Realty Trust                                                                                   11
    1,600   CBL & Associates Properties, Inc.                                                                      9
      800   Cedar Shopping Centers, Inc.                                                                           4
    3,000   Developers Diversified Realty Corp.                                                                   17

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      800   Equity One, Inc.                                                                                $     12
      400   Federal Realty Investment Trust                                                                       23
      351   Getty Realty Corp.                                                                                     8
    1,600   Inland Real Estate Corp.                                                                              12
    2,800   Kimco Realty Corp.                                                                                    28
      502   Macerich Co.                                                                                          10
    1,800   National Retail Properties, Inc.                                                                      35
      800   Pennsylvania REIT                                                                                      4
      700   Realty Income Corp.                                                                                   17
      500   Regency Centers Corp.                                                                                 16
    1,309   Simon Property Group, Inc.                                                                            73
      800   Tanger Factory Outlet Centers, Inc.                                                                   28
      400   Taubman Centers, Inc.                                                                                 11
      400   Urstadt Biddle Properties, Inc. "A"                                                                    6
      700   Weingarten Realty Investors                                                                           11
                                                                                                            --------
                                                                                                                 335
                                                                                                            --------
REITS - SPECIALIZED (0.3%)
    2,500   DiamondRock Hospitality Co.                                                                           17
      800   Entertainment Properties Trust                                                                        22
    1,900   Extra Space Storage, Inc.                                                                             17
    1,900   HCP, Inc.                                                                                             49
      800   Health Care REIT, Inc.                                                                                32
    1,400   Healthcare Realty Trust, Inc.                                                                         27
      700   Hospitality Properties Trust                                                                          11
    3,000   Host Hotels & Resorts, Inc.                                                                           27
    1,200   LaSalle Hotel Properties                                                                              18
      500   LTC Properties, Inc.                                                                                  12
    1,700   Medical Properties Trust, Inc.                                                                        12
      500   National Health Investors, Inc.                                                                       16
      700   Nationwide Health Properties, Inc.                                                                    20
    1,700   OMEGA Healthcare Investors, Inc.                                                                      28
    1,000   Plum Creek Timber Co., Inc.                                                                           31
      900   Potlatch Corp.                                                                                        27
      900   Public Storage                                                                                        65
      600   Rayonier, Inc.                                                                                        23
      900   Senior Housing Properties Trust                                                                       17
      500   Sovran Self Storage, Inc.                                                                             13
    1,704   Sunstone Hotel Investors, Inc.                                                                        10
    1,100   U-Store-It Trust                                                                                       5
      200   Universal Health Realty Income Trust                                                                   7
    1,100   Ventas, Inc.                                                                                          39
                                                                                                            --------
                                                                                                                 545
                                                                                                            --------
SPECIALIZED FINANCE (0.0%)
    1,300   MarketAxess Holdings, Inc.*                                                                           13
    2,100   MSCI, Inc. "A"*                                                                                       59
      200   Portfolio Recovery Associates, Inc.*                                                                   9
                                                                                                            --------
                                                                                                                  81
                                                                                                            --------
THRIFTS & MORTGAGE FINANCE (0.4%)
      400   Abington Bancorp, Inc.                                                                                 3
    1,500   Astoria Financial Corp.                                                                               15
      800   Bank Mutual Corp.                                                                                      8
      800   BankFinancial Corp.                                                                                    9
      500   Beneficial Mutual Bancorp, Inc.*                                                                       4
      400   Berkshire Hills Bancorp, Inc.                                                                          9
      800   Brookline Bancorp, Inc.                                                                                9
      300   Clifton Savings Bancorp, Inc.                                                                          3
      300   Danvers Bancorp, Inc.                                                                                  4
      700   Essa Bancorp, Inc.                                                                                     9
      500   First Financial Holdings, Inc.                                                                         7

================================================================================

28  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
    1,800   First Niagara Financial Group, Inc.                                                             $     24
      400   Flushing Financial Corp.                                                                               4
    4,642   Kearny Financial Corp.                                                                                52
    2,800   MGIC Investment Corp.                                                                                 18
   23,600   NewAlliance Bancshares, Inc.                                                                         289
    1,700   Northwest Bancorp, Inc.                                                                               35
      400   OceanFirst Financial Corp.                                                                             5
   10,000   Ocwen Financial Corp.*                                                                               143
    2,700   Provident Financial Services, Inc.                                                                    32
      631   Provident New York Bancorp                                                                             6
      400   Rockville Financial, Inc.                                                                              5
    6,210   TrustCo Bank Corp. NY                                                                                 39
      300   United Financial Bancorp, Inc.                                                                         4
      500   ViewPoint Financial Group                                                                              7
      500   Westfield Financial, Inc.                                                                              5
                                                                                                            --------
                                                                                                                 748
                                                                                                            --------
            Total Financials                                                                                  14,923
                                                                                                            --------
HEALTH CARE (6.5%)
------------------
BIOTECHNOLOGY (0.6%)
    5,700   Alkermes, Inc.*                                                                                       59
      545   Alnylam Pharmaceuticals, Inc.*                                                                        13
    3,900   Amgen, Inc.*                                                                                         243
    1,700   Arena Pharmaceuticals, Inc.*                                                                           9
      700   ArQule, Inc.*                                                                                          4
    1,000   Array BioPharma, Inc.*                                                                                 4
    1,000   Biogen Idec, Inc.*                                                                                    48
    1,700   Celera Corp.*                                                                                         10
    1,600   Cepheid*                                                                                              17
    2,400   Cubist Pharmaceuticals, Inc.*                                                                         48
    1,300   Dyax Corp.*                                                                                            5
      800   Enzon Pharmaceuticals, Inc.*                                                                           6
      400   Genomic Health, Inc.*                                                                                  7
    1,700   Gilead Sciences, Inc.*                                                                                83
    2,900   Human Genome Sciences, Inc.*                                                                          41
    2,177   Immunogen, Inc.*                                                                                      19
    1,600   Incyte Corp.*                                                                                          8
      300   InterMune, Inc.*                                                                                       5
      700   Martek Biosciences Corp.                                                                              16
    1,400   Medarex, Inc.*                                                                                        22
      300   Medivation, Inc.*                                                                                      7
      500   Momenta Pharmaceuticals, Inc.*                                                                         5
    3,000   Myriad Genetics, Inc.*                                                                                82
      600   Myriad Pharmaceuticals, Inc.*                                                                          3
    1,200   NPS Pharmaceuticals, Inc.*                                                                             5
    2,100   OPKO Health, Inc.*                                                                                     5
      400   OSI Pharmaceuticals, Inc.*                                                                            13
    8,620   PDL BioPharma, Inc.                                                                                   71
      400   Pharmasset, Inc.*                                                                                      6
      700   Protalix BioTherapeutics, Inc.*                                                                        5
    1,700   Regeneron Pharmaceuticals, Inc.*                                                                      36
      900   Sangamo Biosciences, Inc.*                                                                             5
      100   Savient Pharmaceuticals, Inc.*                                                                         2
      600   Seattle Genetics, Inc.*                                                                                7
      300   Theravance, Inc.*                                                                                      5
      200   United Therapeutics Corp.*                                                                            19
      800   ZymoGenetics, Inc.*                                                                                    4
                                                                                                            --------
                                                                                                                 947
                                                                                                            --------
HEALTH CARE DISTRIBUTORS (0.0%)
    1,800   AmerisourceBergen Corp.                                                                               35
      200   MWI Veterinary Supply, Inc.*                                                                           8
                                                                                                            --------
                                                                                                                  43
                                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT (0.7%)
      900   Abaxis, Inc.*                                                                                   $     24
    1,200   ABIOMED, Inc.*                                                                                         9
      600   Accuray, Inc.*                                                                                         4
      800   American Medical Systems Holdings, Inc.*                                                              12
    1,100   AngioDynamics, Inc.*                                                                                  14
      300   Beckman Coulter, Inc.                                                                                 19
      400   Conceptus, Inc.*                                                                                       7
      600   CryoLife, Inc.*                                                                                        3
      600   Cyberonics, Inc.*                                                                                     10
      600   DexCom, Inc.*                                                                                          4
      200   Edwards Lifesciences Corp.*                                                                           13
    9,815   Greatbatch, Inc.*                                                                                    216
      300   Hospira, Inc.*                                                                                        11
      100   Intuitive Surgical, Inc.*                                                                             23
      505   Invacare Corp.                                                                                        10
      700   IRIS International, Inc.*                                                                              7
      200   Kensey Nash Corp.*                                                                                     6
    1,200   Masimo Corp.*                                                                                         29
    3,700   Medtronic, Inc.                                                                                      131
    1,000   NuVasive, Inc.*                                                                                       41
      200   Orthofix International N.V.*                                                                           6
    1,500   Orthovita, Inc.*                                                                                      10
      500   Palomar Medical Technologies, Inc.*                                                                    7
    2,400   ResMed, Inc.*                                                                                         98
      500   Somanetics Corp.*                                                                                      7
    1,400   St. Jude Medical, Inc.*                                                                               53
      100   Steris Corp.                                                                                           3
    2,000   Stryker Corp.                                                                                         78
      300   SurModics, Inc.*                                                                                       7
      600   Symmetry Medical, Inc.*                                                                                5
      500   Synovis Life Technologies, Inc.*                                                                       8
   11,200   Thoratec Corp.*                                                                                      282
    3,100   Varian Medical Systems, Inc.*                                                                        109
    1,100   Volcano Corp.*                                                                                        17
      200   ZOLL Medical Corp.*                                                                                    4
                                                                                                            --------
                                                                                                               1,287
                                                                                                            --------
HEALTH CARE FACILITIES (0.4%)
      900   AmSurg Corp.*                                                                                         19
      800   Community Health Systems, Inc.*                                                                       23
      200   Ensign Group, Inc.                                                                                     3
    1,100   Hanger Orthopedic Group, Inc.*                                                                        15
    1,800   Health Management Associates, Inc. "A"*                                                               11
    1,300   HealthSouth Corp.*                                                                                    19
   29,079   Kindred Healthcare, Inc.*                                                                            408
      300   MedCath Corp.*                                                                                         4
      200   National Healthcare Corp.                                                                              7
    3,000   Psychiatric Solutions, Inc.*                                                                          81
      400   Sun Healthcare Group, Inc.*                                                                            4
    3,300   Tenet Healthcare Corp.*                                                                               13
      262   U.S. Physical Therapy, Inc.*                                                                           4
                                                                                                            --------
                                                                                                                 611
                                                                                                            --------
HEALTH CARE SERVICES (0.3%)
      200   Air Methods Corp.*                                                                                     6
    1,600   Amedisys, Inc.*                                                                                       71
      400   Bio-Reference Laboratories, Inc.*                                                                     13
    4,400   Catalyst Health Solutions, Inc.*                                                                     113
      191   CorVel Corp.*                                                                                          5
      635   Cross Country Healthcare, Inc.*                                                                        5
      100   Emergency Medical Services Corp. "A"*                                                                  4
      200   Express Scripts, Inc.*                                                                                14
      900   Gentiva Health Services, Inc.*                                                                        19
      400   Healthways, Inc.*                                                                                      6
      300   HMS Holdings Corp.*                                                                                   11
      500   inVentiv Health, Inc.*                                                                                 8
      200   IPC The Hospitalist Co., Inc.*                                                                         6

================================================================================

30  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      200   Landauer, Inc.                                                                                  $     13
    4,184   Lincare Holdings, Inc.*                                                                              110
      400   Medco Health Solutions, Inc.*                                                                         21
      500   Odyssey Healthcare, Inc.*                                                                              6
    3,700   Omnicare, Inc.                                                                                        88
      500   Quest Diagnostics, Inc.                                                                               27
      272   RehabCare Group, Inc.*                                                                                 7
      296   ResCare, Inc.*                                                                                         5
                                                                                                            --------
                                                                                                                 558
                                                                                                            --------
HEALTH CARE SUPPLIES (0.1%)
    1,400   Align Technology, Inc.*                                                                               15
    1,600   Cooper Companies, Inc.                                                                                44
      400   Haemonetics Corp.*                                                                                    24
      100   ICU Medical, Inc.*                                                                                     4
    3,900   Immucor Corp.*                                                                                        65
    1,200   Inverness Medical Innovations, Inc.*                                                                  40
      400   Medical Action Industries, Inc.*                                                                       5
      500   Merit Medical Systems, Inc.*                                                                           9
      400   Neogen Corp.*                                                                                         12
    1,300   RTI Biologics, Inc.*                                                                                   6
      500   TranS1, Inc.*                                                                                          3
                                                                                                            --------
                                                                                                                 227
                                                                                                            --------
HEALTH CARE TECHNOLOGY (0.1%)
    1,300   Cerner Corp.*                                                                                         85
      400   Computer Programs and Systems, Inc.                                                                   15
      200   Eclipsys Corp.*                                                                                        4
    8,800   IMS Health, Inc.                                                                                     106
    1,400   Omnicell, Inc.*                                                                                       17
      700   Vital Images, Inc.*                                                                                    9
                                                                                                            --------
                                                                                                                 236
                                                                                                            --------
LIFE SCIENCES TOOLS & SERVICES (0.3%)
      200   Affymetrix, Inc.*                                                                                      2
    4,300   Bio-Rad Laboratories, Inc. "A"*                                                                      333
      800   Enzo Biochem, Inc.*                                                                                    4
      700   eResearch Technology, Inc.*                                                                            4
    2,400   Exelixis, Inc.*                                                                                       13
      500   Luminex Corp.*                                                                                         9
    1,100   Nektar Therapeutics*                                                                                   8
      300   Pharmaceutical Product Development, Inc.                                                               6
    1,400   Sequenom, Inc.*                                                                                        8
    1,300   Waters Corp.*                                                                                         65
                                                                                                            --------
                                                                                                                 452
                                                                                                            --------
MANAGED HEALTH CARE (0.5%)
    7,315   Aetna, Inc.                                                                                          197
    1,300   AMERIGROUP Corp.*                                                                                     32
    1,435   CIGNA Corp.                                                                                           41
    5,530   Coventry Health Care, Inc.*                                                                          127
    1,010   HealthSpring, Inc.*                                                                                   13
    2,800   Humana, Inc.*                                                                                         92
      900   Magellan Health Services, Inc.*                                                                       29
    3,700   Molina Healthcare, Inc.*                                                                              84
      300   Triple-S Management Corp. "B"*                                                                         5
    3,400   UnitedHealth Group, Inc.                                                                              95
    1,600   WellPoint, Inc.*                                                                                      84
                                                                                                            --------
                                                                                                                 799
                                                                                                            --------
PHARMACEUTICALS (3.5%)
   25,500   Abbott Laboratories                                                                                1,147
      440   Biomimetic Therapeutics, Inc.*                                                                         5
      700   BMP Sunstone Corp.*                                                                                    3
   23,900   Bristol-Myers Squibb Co.                                                                             520
      300   Cadence Pharmaceuticals, Inc.*                                                                         4
    1,100   DepoMed, Inc.*                                                                                         4
    5,300   Eli Lilly and Co.                                                                                    185
    1,028   Endo Pharmaceuticals Holdings, Inc.*                                                                  22
      700   Forest Laboratories, Inc.*                                                                            18
   27,200   Johnson & Johnson                                                                                  1,656
    1,200   MAP Pharmaceuticals, Inc.*                                                                            12

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
    9,300   Medicines Co.*                                                                                  $     75
    1,315   Medicis Pharmaceutical Corp. "A"                                                                      22
    6,200   Merck & Co., Inc.                                                                                    186
      300   Noven Pharmaceuticals, Inc.*                                                                           5
      400   Optimer Pharmaceuticals, Inc.*                                                                         6
   77,500   Pfizer, Inc.                                                                                       1,235
      400   Pozen, Inc.*                                                                                           3
    1,300   Salix Pharmaceuticals Ltd.*                                                                           16
    9,600   Schering-Plough Corp.                                                                                254
   16,150   Sepracor, Inc.*                                                                                      280
      376   Teva Pharmaceutical Industries Ltd. ADR                                                               20
    7,984   Valeant Pharmaceuticals International*                                                               206
      700   ViroPharma, Inc.*                                                                                      5
      900   VIVUS, Inc.*                                                                                           7
      700   Warner Chilcott Ltd. "A"*                                                                             11
    2,300   Watson Pharmaceuticals, Inc.*                                                                         80
                                                                                                            --------
                                                                                                               5,987
                                                                                                            --------
            Total Health Care                                                                                 11,147
                                                                                                            --------
INDUSTRIALS (5.6%)
------------------
AEROSPACE & DEFENSE (1.6%)
      200   AeroVironment, Inc.*                                                                                   6
      200   American Science and Engineering, Inc.                                                                14
      500   Applied Signal Technology, Inc.                                                                       13
      200   Argon ST, Inc.*                                                                                        4
      200   DynCorp International, Inc. "A"*                                                                       4
    4,300   General Dynamics Corp.                                                                               238
      700   Goodrich Corp.                                                                                        36
      500   HEICO Corp.                                                                                           19
      500   Herley Industries, Inc.*                                                                               6
      100   Hexcel Corp.*                                                                                          1
    1,500   Honeywell International, Inc.                                                                         52
    7,800   ITT Corp.                                                                                            385
    1,500   Lockheed Martin Corp.                                                                                112
   12,000   Northrop Grumman Corp.                                                                               535
   21,600   Raytheon Co.                                                                                       1,014
    2,700   Rockwell Collins, Inc.                                                                               114
    9,210   Spirit AeroSystems Holdings, Inc. "A"*                                                               120
    1,400   TASER International, Inc.*                                                                             7
    1,600   United Technologies Corp.                                                                             87
                                                                                                            --------
                                                                                                               2,767
                                                                                                            --------
AIR FREIGHT & LOGISTICS (0.0%)
      800   UTi Worldwide, Inc.*                                                                                  10
                                                                                                            --------
AIRLINES (0.3%)
   28,270   AirTran Holdings, Inc.*                                                                              205
    9,320   Alaska Air Group, Inc.*                                                                              215
    1,700   Allegiant Travel Co.*                                                                                 73
    1,900   AMR Corp.*                                                                                            10
    1,200   Copa Holdings S.A. "A"                                                                                49
    5,100   JetBlue Airways Corp.*                                                                                26
    3,200   UAL Corp.*                                                                                            13
                                                                                                            --------
                                                                                                                 591
                                                                                                            --------
BUILDING PRODUCTS (0.3%)
    1,200   AAON, Inc.                                                                                            24
      233   American Woodmark Corp.                                                                                5
    9,500   Armstrong World Industries, Inc.*                                                                    234
   25,487   Griffon Corp.*                                                                                       246
    1,100   Lennox International, Inc.                                                                            38
    1,212   Trex Co., Inc.*                                                                                       20
      600   USG Corp.*                                                                                             8
                                                                                                            --------
                                                                                                                 575
                                                                                                            --------
COMMERCIAL PRINTING (0.1%)
    1,000   Cenveo, Inc.*                                                                                          5
      400   Courier Corp.                                                                                          7
    4,810   Deluxe Corp.                                                                                          75
    5,200   R.R. Donnelley & Sons Co.                                                                             72
                                                                                                            --------
                                                                                                                 159
                                                                                                            --------

================================================================================

32  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.5%)
    2,000   AECOM Technology Corp.*                                                                         $     65
   12,400   Dycom Industries, Inc.*                                                                              158
      400   EMCOR Group, Inc.*                                                                                    10
    6,700   Fluor Corp.                                                                                          354
      800   Furmanite Corp.*                                                                                       4
    4,000   Granite Construction, Inc.                                                                           135
      800   Great Lakes Dredge & Dock Corp.                                                                        5
    2,000   Jacobs Engineering Group, Inc.*                                                                       82
    2,400   KBR, Inc.                                                                                             51
      100   Michael Baker Corp.*                                                                                   4
      800   Shaw Group, Inc.*                                                                                     23
      400   Sterling Construction Co., Inc.*                                                                       6
                                                                                                            --------
                                                                                                                 897
                                                                                                            --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    1,800   Bucyrus International, Inc.                                                                           53
   19,660   Federal Signal Corp.                                                                                 174
    3,700   Force Protection, Inc.*                                                                               19
    1,500   Joy Global, Inc.                                                                                      56
      100   Lindsay Corp.                                                                                          4
      500   Manitowoc Co., Inc.                                                                                    3
      500   Navistar International Corp.*                                                                         20
    3,500   Oshkosh Corp.                                                                                         96
      700   Trinity Industries, Inc.                                                                              10
                                                                                                            --------
                                                                                                                 435
                                                                                                            --------
DIVERSIFIED SUPPORT SERVICES (0.1%)
    3,200   Cintas Corp.                                                                                          81
      198   G & K Services, Inc. "A"                                                                               4
      700   Mobile Mini, Inc.*                                                                                    11
                                                                                                            --------
                                                                                                                  96
                                                                                                            --------
ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    1,300   A.O. Smith Corp.                                                                                      51
    1,000   Advanced Battery Technology, Inc.*                                                                     4
    1,100   Belden, Inc.                                                                                          19
      700   Brady Corp. "A"                                                                                       21
    6,200   Cooper Industries Ltd. "A"                                                                           204
      500   Encore Wire Corp.                                                                                     11
    9,100   EnerSys*                                                                                             180
      333   Franklin Electric Co., Inc.                                                                           11
    1,500   FuelCell Energy, Inc.*                                                                                 6
      700   GT Solar International, Inc.*                                                                          4
      200   Harbin Electric, Inc.*                                                                                 3
      800   Hubbell, Inc. "B"                                                                                     30
      200   Powell Industries, Inc.*                                                                               7
      100   Preformed Line Products Co.                                                                            4
    1,255   SunPower Corp. "A"*                                                                                   40
    8,100   Thomas & Betts Corp.*                                                                                216
    1,400   Woodward Governor Co.                                                                                 28
                                                                                                            --------
                                                                                                                 839
                                                                                                            --------
ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      693   ABM Industries, Inc.                                                                                  14
    8,908   Energy Solutions, Inc.                                                                                77
                                                                                                            --------
                                                                                                                  91
                                                                                                            --------
HEAVY ELECTRICAL EQUIPMENT (0.0%)
    6,400   Capstone Turbine Corp.*(a)                                                                             7
                                                                                                            --------
HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      700   Kforce, Inc.*                                                                                          7
    1,200   Spherion Corp.*                                                                                        7
      900   TrueBlue, Inc.*                                                                                       11
    1,707   Watson Wyatt Worldwide, Inc. "A"                                                                      64
                                                                                                            --------
                                                                                                                  89
                                                                                                            --------
INDUSTRIAL CONGLOMERATES (0.4%)
    7,400   3M Co.                                                                                               522
    1,700   Carlisle Companies, Inc.                                                                              53
    9,400   General Electric Co.                                                                                 126
    1,700   McDermott International, Inc.*                                                                        33
    2,800   Tredegar Corp.                                                                                        41
                                                                                                            --------
                                                                                                                 775
                                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY (0.8%)
      400   Altra Holdings, Inc.*                                                                           $      3
      300   Badger Meter, Inc.                                                                                    11
    1,900   Blount International, Inc.*                                                                           18
      286   China Fire & Security Group, Inc.*                                                                     4
      200   CIRCOR International, Inc.                                                                             5
   31,130   Crane Co.                                                                                            660
    1,200   Flowserve Corp.                                                                                       97
      379   Gorman-Rupp Co.                                                                                        8
    1,855   Harsco Corp.                                                                                          51
      600   John Bean Technologies Corp.                                                                           8
      100   K-Tron International, Inc.*                                                                            9
      600   Kadant, Inc.*                                                                                          7
      400   Kaydon Corp.                                                                                          13
      200   L.B. Foster Co. "A"*                                                                                   6
      219   Middleby Corp.*                                                                                       11
    2,500   Mueller Water Products, Inc. "A"                                                                      10
      100   Omega Flex, Inc.                                                                                       2
      500   Pall Corp.                                                                                            15
      700   RBC Bearings, Inc.*                                                                                   17
    2,754   Robbins & Myers, Inc.                                                                                 58
      400   Sun Hydraulics Corp.                                                                                   7
   10,920   Tennant Co.                                                                                          240
    6,800   Timken Co.                                                                                           138
      200   Watts Water Technologies, Inc. "A"                                                                     5
                                                                                                            --------
                                                                                                               1,403
                                                                                                            --------
MARINE (0.0%)
    1,000   Eagle Bulk Shipping, Inc.                                                                              6
      500   Genco Shipping & Trading Ltd.                                                                         12
      133   International Shipholding Corp.                                                                        4
      800   Kirby Corp.*                                                                                          29
                                                                                                            --------
                                                                                                                  51
                                                                                                            --------
OFFICE SERVICES & SUPPLIES (0.1%)
      400   Avery Dennison Corp.                                                                                  11
    1,500   Herman Miller, Inc.                                                                                   25
    2,105   Interface, Inc. "A"                                                                                   15
      500   Kimball International, Inc. "B"                                                                        3
      500   Pitney Bowes, Inc.                                                                                    10
    4,800   Sykes Enterprises, Inc.*                                                                              96
                                                                                                            --------
                                                                                                                 160
                                                                                                            --------
RAILROADS (0.0%)
      100   CSX Corp.                                                                                              4
                                                                                                            --------
RESEARCH & CONSULTING SERVICES (0.1%)
      200   Advisory Board Co.*                                                                                    5
      800   Corporate Executive Board Co.                                                                         15
      500   CRA International, Inc.*                                                                              14
      500   Equifax, Inc.                                                                                         13
      400   Exponent, Inc.*                                                                                       10
      246   First Advantage Corp. "A"*                                                                             4
    1,400   FTI Consulting, Inc.*                                                                                 76
    1,500   Navigant Consulting, Inc.*                                                                            18
                                                                                                            --------
                                                                                                                 155
                                                                                                            --------
SECURITY & ALARM SERVICES (0.0%)
      965   Brink's Co.                                                                                           26
                                                                                                            --------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
    4,500   Beacon Roofing Supply, Inc.*                                                                          75
      300   GATX Corp.                                                                                             7
      700   Interline Brands, Inc.*                                                                               12
      193   Kaman Corp.                                                                                            4
    1,100   Rush Enterprises, Inc. "A"*                                                                           14
      300   Watsco, Inc.                                                                                          16
    7,600   WESCO International, Inc.*                                                                           188
                                                                                                            --------
                                                                                                                 316
                                                                                                            --------
TRUCKING (0.1%)
      100   Avis Budget Group, Inc.*                                                                               1
      400   Celadon Group, Inc.*                                                                                   4
    1,000   HeartLand Express, Inc.                                                                               15
    3,502   Knight Transportation, Inc.                                                                           63

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34  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      600   Marten Transport, Ltd.*                                                                         $     11
      700   Ryder System, Inc.                                                                                    25
      600   Saia, Inc.*                                                                                           11
    4,452   Werner Enterprises, Inc.                                                                              80
                                                                                                            --------
                                                                                                                 210
                                                                                                            --------
            Total Industrials                                                                                  9,656
                                                                                                            --------

INFORMATION TECHNOLOGY (8.9%)
-----------------------------
APPLICATION SOFTWARE (0.8%)
    1,039   Actuate Corp.*                                                                                         5
    1,800   Advent Software, Inc.*                                                                                66
    1,772   ANSYS, Inc.*                                                                                          55
    5,000   AsiaInfo Holdings, Inc.*                                                                              96
   13,200   Autodesk, Inc.*                                                                                      288
      300   Blackbaud, Inc.                                                                                        6
      900   Bottomline Technologies, Inc.*                                                                         9
      100   Citrix Systems, Inc.*                                                                                  4
    6,500   Compuware Corp.*                                                                                      48
      800   Concur Technologies, Inc.*                                                                            28
      100   Ebix, Inc.*                                                                                            4
      900   Epicor Software Corp.*                                                                                 5
    4,700   Fair Isaac Corp.                                                                                      90
    1,800   Henry Jack & Associates, Inc.                                                                         39
      800   I2 Technologies, Inc.*                                                                                11
    1,600   Imation Corp.                                                                                         14
    5,200   Informatica Corp.*                                                                                    96
      200   Interactive Intelligence, Inc.*                                                                        3
    1,300   Intuit, Inc.*                                                                                         39
      403   JDA Software Group, Inc.*                                                                              8
      300   Kenexa Corp.*                                                                                          4
      900   Mentor Graphics Corp.*                                                                                 6
      100   MicroStrategy, Inc. "A"*                                                                               6
      800   MSC Software Corp.*                                                                                    6
      900   NetScout Systems, Inc.*                                                                                9
    4,900   Parametric Technology Corp.*                                                                          63
    2,400   Pegasystems, Inc.                                                                                     68
      700   S1 Corp.*                                                                                              5
    1,300   Salesforce.com, Inc.*                                                                                 56
      800   SPSS, Inc.*                                                                                           40
      600   SuccessFactors, Inc.*                                                                                  6
      500   Symyx Technologies, Inc.*                                                                              3
    3,700   Synopsys, Inc.*                                                                                       74
      400   Taleo Corp. "A"*                                                                                       7
    2,600   TIBCO Software, Inc.*                                                                                 23
    1,100   TiVo, Inc.*                                                                                           11
    1,500   Tyler Technologies, Inc.*                                                                             23
      900   Ultimate Software Group, Inc.*                                                                        23
                                                                                                            --------
                                                                                                               1,347
                                                                                                            --------
COMMUNICATIONS EQUIPMENT (0.6%)
    8,400   3Com Corp.*                                                                                           32
      800   Acme Packet, Inc.*                                                                                     8
    2,000   ADTRAN, Inc.                                                                                          48
    7,575   ARRIS Group, Inc.*                                                                                    92
      700   Aruba Networks, Inc.*                                                                                  6
      700   Avocent Corp.*                                                                                        11
      184   Bel Fuse, Inc. "B"                                                                                     3
      800   Bigband Networks, Inc.*                                                                                4
      200   Black Box Corp.                                                                                        6
   16,100   Cisco Systems, Inc.*                                                                                 354
      100   Comtech Telecommunications Corp.*                                                                      3
      300   EMS Technologies, Inc.*                                                                                7
      600   Harris Stratex Networks, Inc. "A"*                                                                     4
      500   Infinera Corp.*                                                                                        3
      700   Ixia*                                                                                                  5
      300   Juniper Networks, Inc.*                                                                                8
      300   Oplink Communications, Inc.*                                                                           4
    6,100   Polycom, Inc.*                                                                                       145
    3,200   Powerwave Technologies, Inc.*                                                                          4
      100   QUALCOMM, Inc.                                                                                         5
    1,400   Riverbed Technology, Inc.*                                                                            28
      500   SeaChange International, Inc.*                                                                         5
      700   ShoreTel, Inc.*                                                                                        6
    9,400   Starent Networks Corp.*                                                                              225

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
    4,200   Sycamore Networks, Inc.*                                                                        $     14
      700   Symmetricom, Inc.*                                                                                     5
    1,300   Tekelec*                                                                                              24
                                                                                                            --------
                                                                                                               1,059
                                                                                                            --------
COMPUTER HARDWARE (1.1%)
    1,000   3PAR, Inc.*                                                                                           10
    4,700   Apple, Inc.*                                                                                         768
    3,200   Avid Technology, Inc.*                                                                                39
    2,100   Cray, Inc.*                                                                                           17
   16,200   Dell, Inc.*                                                                                          217
      700   Diebold, Inc.                                                                                         19
    8,400   Hewlett-Packard Co.                                                                                  364
      100   International Business Machines Corp.                                                                 12
    1,300   NCR Corp.*                                                                                            17
      400   Stratasys, Inc.*                                                                                       6
   23,800   Sun Microsystems, Inc.*                                                                              218
    5,100   Teradata Corp.*                                                                                      125
                                                                                                            --------
                                                                                                               1,812
                                                                                                            --------
COMPUTER STORAGE & PERIPHERALS (0.6%)
      300   Compellent Technologies, Inc.*                                                                         5
    3,300   EMC Corp.*                                                                                            50
      800   Lexmark International, Inc. "A"*                                                                      12
    1,700   Netezza Corp.*                                                                                        15
   29,300   QLogic Corp.*                                                                                        382
    3,500   Seagate Technology                                                                                    42
    1,800   STEC, Inc.*(a)                                                                                        61
   16,420   Synaptics, Inc.*(a)                                                                                  394
    3,300   Western Digital Corp.*                                                                               100
                                                                                                            --------
                                                                                                               1,061
                                                                                                            --------
DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
      500   Alliance Data Systems Corp.*                                                                          26
    7,300   Automatic Data Processing, Inc.                                                                      272
   19,220   Broadridge Financial Solutions, Inc.                                                                 332
      200   Cass Information Systems, Inc.                                                                         7
    1,600   Convergys Corp.*                                                                                      17
   11,165   CSG Systems International, Inc.*                                                                     186
      200   Euronet Worldwide, Inc.*                                                                               4
    1,100   Fidelity National Information Services, Inc.                                                          26
   16,200   Global Cash Access Holdings, Inc.*                                                                   146
      400   Heartland Payment Systems, Inc.                                                                        4
    2,000   Hewitt Associates, Inc. "A"*                                                                          60
      700   Lender Processing Services, Inc.                                                                      24
    3,100   NeuStar, Inc. "A"*                                                                                    70
      500   Online Resources Corp.*                                                                                3
      100   Syntel, Inc.                                                                                           4
      200   TNS, Inc.*                                                                                             5
    1,300   Total System Services, Inc.                                                                           19
    2,700   VeriFone Holdings, Inc.*                                                                              24
      800   Visa, Inc. "A"                                                                                        53
    1,278   Wright Express Corp.*                                                                                 36
                                                                                                            --------
                                                                                                               1,318
                                                                                                            --------
ELECTRONIC COMPONENTS (0.2%)
    8,900   Corning, Inc.                                                                                        151
    2,000   Dolby Laboratories, Inc. "A"*                                                                         83
      700   DTS, Inc.*                                                                                            19
      500   Littelfuse, Inc.*                                                                                     12
    2,100   Rogers Corp.*                                                                                         52
    1,300   Technitrol, Inc.                                                                                      10
      482   Universal Display Corp.*                                                                               6
    8,300   Vishay Intertechnology, Inc.*                                                                         59
                                                                                                            --------
                                                                                                                 392
                                                                                                            --------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    4,700   Checkpoint Systems, Inc.*                                                                             82
    2,300   Cogent, Inc.*                                                                                         26
      600   Cognex Corp.                                                                                          10
      400   Daktronics, Inc.                                                                                       3

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36  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      500   Electro Scientific Industries, Inc.*                                                            $      7
      700   FARO Technologies, Inc.*                                                                              12
    3,600   FLIR Systems, Inc.*                                                                                   77
      100   ICx Technologies, Inc.*                                                                                1
    2,100   L-1 Identity Solutions, Inc.*                                                                         17
      300   MTS Systems Corp.                                                                                      7
      600   Newport Corp.*                                                                                         4
      700   OSI Systems, Inc.*                                                                                    14
                                                                                                            --------
                                                                                                                 260
                                                                                                            --------
ELECTRONIC MANUFACTURING SERVICES (0.0%)
      600   CTS Corp.                                                                                              5
      504   Echelon Corp.*                                                                                         4
    2,200   Jabil Circuit, Inc.                                                                                   20
      390   Maxwell Technologies, Inc.*                                                                            6
      200   Park Electrochemical Corp.                                                                             5
   11,800   Sanmina-SCI Corp.*                                                                                     7
      700   TTM Technologies, Inc.*                                                                                7
                                                                                                            --------
                                                                                                                  54
                                                                                                            --------
HOME ENTERTAINMENT SOFTWARE (0.2%)
      700   Activision Blizzard, Inc.*                                                                             8
   10,100   Electronic Arts, Inc.*                                                                               217
    5,700   Take-Two Interactive Software, Inc.                                                                   54
    4,100   THQ, Inc.*                                                                                            28
                                                                                                            --------
                                                                                                                 307
                                                                                                            --------
INTERNET SOFTWARE & SERVICES (0.5%)
    2,700   Art Technology Group, Inc.*                                                                           10
      200   Bankrate, Inc.*                                                                                        6
      500   comScore, Inc.*                                                                                        7
      300   Constant Contact, Inc.*                                                                                7
      300   Dealertrack Holdings, Inc.*                                                                            6
      800   Digital River, Inc.*                                                                                  28
      900   Google, Inc. "A"*                                                                                    399
    1,200   Internap Network Services Corp.*                                                                       4
      500   Internet Brands, Inc. "A"*                                                                             4
      600   Internet Capital Group, Inc.*                                                                          4
    1,200   J2 Global Communications, Inc.*                                                                       29
    1,000   Loopnet, Inc.*                                                                                         8
      600   ModusLink Global Solutions, Inc.*                                                                      4
      500   NIC, Inc.                                                                                              4
       43   Open Text Corp.*                                                                                       2
      500   Perficient, Inc.*                                                                                      4
    1,500   Rackspace Hosting, Inc.*                                                                              21
    3,200   Sohu.com, Inc.*                                                                                      196
    1,100   Terremark Worldwide, Inc.*                                                                             7
    1,086   United Online, Inc.                                                                                   10
    2,400   ValueClick, Inc.*                                                                                     27
    2,000   VeriSign, Inc.*                                                                                       41
      900   VistaPrint Ltd.*                                                                                      37
      600   Vocus, Inc.*                                                                                          10
                                                                                                            --------
                                                                                                                 875
                                                                                                            --------
IT CONSULTING & OTHER SERVICES (0.5%)
    4,400   Accenture Ltd. "A"                                                                                   154
   47,162   Acxiom Corp.                                                                                         455
    1,400   Amdocs Ltd.*                                                                                          33
    1,400   CIBER, Inc.*                                                                                           5
      700   Cognizant Technology Solutions Corp. "A"*                                                             21
      200   Forrester Research, Inc.*                                                                              5
    4,230   Gartner, Inc.*                                                                                        72
      800   Integral Systems, Inc.*                                                                                6
      600   ManTech International Corp. "A"*                                                                      32
      200   Maximus, Inc.                                                                                          9
      300   NCI, Inc. "A"*                                                                                         9
      800   Ness Technologies, Inc.*                                                                               4
      500   RightNow Technologies, Inc.*                                                                           6
    1,000   Sapient Corp.*                                                                                         7
                                                                                                            --------
                                                                                                                 818
                                                                                                            --------
SEMICONDUCTOR EQUIPMENT (0.5%)
    1,300   Advanced Energy Industries, Inc.*                                                                     16
    2,400   Amkor Technology, Inc.*                                                                               15

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
    1,400   Brooks Automation, Inc.*                                                                        $      8
      400   Cohu, Inc.                                                                                             5
      200   Cymer, Inc.*                                                                                           7
    1,400   Kulicke & Soffa Industries, Inc.*                                                                      8
      400   MEMC Electronic Materials, Inc.*                                                                       7
    8,600   Novellus Systems, Inc.*                                                                              168
      900   Photronics, Inc.*                                                                                      5
    2,100   Teradyne, Inc.*                                                                                       16
   17,500   Tessera Technologies, Inc.*                                                                          492
    2,500   Ultratech, Inc.*                                                                                      30
      600   Veeco Instruments, Inc.*                                                                              11
                                                                                                            --------
                                                                                                                 788
                                                                                                            --------
SEMICONDUCTORS (1.5%)
      400   Actel Corp.*                                                                                           4
      900   Advanced Analogic Technologies, Inc.*                                                                  4
    4,300   Advanced Micro Devices, Inc.*                                                                         16
    1,400   ANADIGICS, Inc.*                                                                                       6
      400   Analog Devices, Inc.                                                                                  11
    1,500   Applied Micro Circuits Corp.*                                                                         13
    3,100   Atmel Corp.*                                                                                          13
      700   Broadcom Corp. "A"*                                                                                   20
      800   Ceva, Inc.*                                                                                            7
    1,400   Cirrus Logic, Inc.*                                                                                    8
    1,600   Cree, Inc.*                                                                                           51
    5,600   Cypress Semiconductor Corp.*                                                                          60
      700   Exar Corp.*                                                                                            5
    3,100   Fairchild Semiconductor International, Inc.*                                                          27
    7,600   Integrated Device Technology, Inc.*                                                                   51
   33,300   Intel Corp.                                                                                          641
    6,500   Intersil Corp. "A"                                                                                    93
      400   IXYS Corp.                                                                                             3
    1,500   Kopin Corp.*                                                                                           6
      600   Linear Technology Corp.                                                                               16
    3,500   LSI Corp.*                                                                                            18
    3,700   Marvell Technology Group Ltd.*                                                                        49
    2,800   Maxim Integrated Products, Inc.                                                                       50
      700   Micrel, Inc.                                                                                           6
    3,300   Micron Technology, Inc.*                                                                              21
      100   NVE Corp.*                                                                                             5
    1,500   PMC-Sierra, Inc.*                                                                                     14
    6,200   RF Micro Devices, Inc.*                                                                               32
   21,794   Semtech Corp.*                                                                                       401
    2,200   Silicon Laboratories, Inc.*                                                                           94
    3,700   Skyworks Solutions, Inc.*                                                                             45
      400   Standard Microsystems Corp.*                                                                           9
      164   Supertex, Inc.*                                                                                        4
   27,700   Texas Instruments, Inc.                                                                              666
    1,800   TriQuint Semiconductor, Inc.*                                                                         13
    2,500   Zoran Corp.*                                                                                          29
                                                                                                            --------
                                                                                                               2,511
                                                                                                            --------
SYSTEMS SOFTWARE (1.1%)
    3,200   Ariba, Inc.*                                                                                          34
      200   CommVault Systems, Inc.*                                                                               4
      800   DemandTec, Inc.*                                                                                       7
      800   FalconStor Software, Inc.*                                                                             4
    5,700   MICROS Systems, Inc.*                                                                                156
   50,700   Microsoft Corp.                                                                                    1,193
    2,500   Novell, Inc.*                                                                                         11
      500   Opnet Technologies, Inc.                                                                               5
    4,900   Oracle Corp.                                                                                         108
   10,400   Red Hat, Inc.*                                                                                       237
      800   SonicWALL, Inc.*                                                                                       6
      400   Sourcefire, Inc.*                                                                                      7
    1,800   Sybase, Inc.*                                                                                         64
    2,500   VMware, Inc. "A"*                                                                                     81
    1,500   Websense, Inc.*                                                                                       22
                                                                                                            --------
                                                                                                               1,939
                                                                                                            --------
TECHNOLOGY DISTRIBUTORS (0.4%)
    1,600   Avnet, Inc.*                                                                                          39
    2,700   Brightpoint, Inc.*                                                                                    16
      400   Electro Rent Corp.                                                                                     4

================================================================================

38  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
   32,700   Ingram Micro, Inc. "A"*                                                                         $    550
      500   Insight Enterprises, Inc.*                                                                             5
    1,100   SYNNEX Corp.*                                                                                         31
    2,400   Tech Data Corp.*                                                                                      84
                                                                                                            --------
                                                                                                                 729
                                                                                                            --------
            Total Information Technology                                                                      15,270
                                                                                                            --------
MATERIALS (2.0%)
----------------
ALUMINUM (0.0%)
    1,300   Century Aluminum Co.*                                                                                 11
                                                                                                            --------
COMMODITY CHEMICALS (0.1%)
      400   Spartech Corp.                                                                                         5
    7,349   Westlake Chemical Corp.(a)                                                                           184
                                                                                                            --------
                                                                                                                 189
                                                                                                            --------
DIVERSIFIED CHEMICALS (0.4%)
   22,200   Cabot Corp.                                                                                          406
    4,300   Eastman Chemical Co.                                                                                 214
      404   LSB Industries, Inc.*                                                                                  7
      500   Solutia, Inc.*                                                                                         4
                                                                                                            --------
                                                                                                                 631
                                                                                                            --------
DIVERSIFIED METALS & MINING (0.1%)
      400   Compass Minerals International, Inc.                                                                  21
      400   Southern Copper Corp.                                                                                 10
    2,500   Walter Industries, Inc.                                                                              124
                                                                                                            --------
                                                                                                                 155
                                                                                                            --------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    2,900   CF Industries Holdings, Inc.                                                                         229
    2,000   Intrepid Potash, Inc.*                                                                                50
      200   Monsanto Co.                                                                                          17
    1,700   Scotts Miracle-Gro Co. "A"                                                                            66
    7,400   Terra Industries, Inc.                                                                               216
                                                                                                            --------
                                                                                                                 578
                                                                                                            --------
FOREST PRODUCTS (0.0%)
      100   Deltic Timber Corp.                                                                                    4
    2,100   Louisiana-Pacific Corp.*                                                                               9
                                                                                                            --------
                                                                                                                  13
                                                                                                            --------
GOLD (0.1%)
      900   Allied Nevada Gold Corp.*                                                                              8
    4,500   Newmont Mining Corp.                                                                                 186
      300   Royal Gold, Inc.                                                                                      12
                                                                                                            --------
                                                                                                                 206
                                                                                                            --------
METAL & GLASS CONTAINERS (0.1%)
      200   AEP Industries, Inc.*                                                                                  6
      500   AptarGroup, Inc.                                                                                      18
      400   BWAY Holding Co.*                                                                                      6
      400   Myers Industries, Inc.                                                                                 4
    7,325   Pactiv Corp.*                                                                                        185
                                                                                                            --------
                                                                                                                 219
                                                                                                            --------
PAPER PACKAGING (0.1%)
      500   Bemis Co., Inc.                                                                                       13
    2,000   Sealed Air Corp.                                                                                      37
      700   Sonoco Products Co.                                                                                   19
                                                                                                            --------
                                                                                                                  69
                                                                                                            --------
PAPER PRODUCTS (0.0%)
      800   Buckeye Technologies, Inc.*                                                                            5
      200   Clearwater Paper Corp.*                                                                                8
      700   Glatfelter                                                                                             7
      260   Schweitzer-Mauduit International, Inc.                                                                 9
    1,400   Wausau Paper Corp.                                                                                    13
                                                                                                            --------
                                                                                                                  42
                                                                                                            --------
PRECIOUS METALS & MINERALS (0.0%)
    1,600   Coeur d' Alene Mines Corp.*                                                                           23
    4,800   Hecla Mining Co.*                                                                                     15
    3,100   Stillwater Mining Co.*                                                                                21
                                                                                                            --------
                                                                                                                  59
                                                                                                            --------
SPECIALTY CHEMICALS (0.3%)
      405   A. Schulman, Inc.                                                                                      9
      500   Balchem Corp.                                                                                         14
    1,400   Cytec Industries, Inc.                                                                                35
      150   GenTek, Inc.*                                                                                          3
    3,200   H.B. Fuller Co.                                                                                       64
      400   Innospec, Inc.                                                                                         5
    2,600   Lubrizol Corp.                                                                                       151

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
      600   Sensient Technologies Corp.                                                                     $     15
    1,000   Sigma-Aldrich Corp.                                                                                   51
      100   Stepan Co.                                                                                             4
    2,600   Valspar Corp.                                                                                         66
                                                                                                            --------
                                                                                                                 417
                                                                                                            --------
STEEL (0.5%)
      800   Cliffs Natural Resources, Inc.                                                                        22
      300   Nucor Corp.                                                                                           13
   55,935   Worthington Industries, Inc.                                                                         740
                                                                                                            --------
                                                                                                                 775
                                                                                                            --------
            Total Materials                                                                                    3,364
                                                                                                            --------
TELECOMMUNICATION SERVICES (0.9%)
---------------------------------
ALTERNATIVE CARRIERS (0.1%)
      100   Clearwire Corp. "A"*                                                                                   1
      600   Cogent Communications Group, Inc.*                                                                     5
    1,800   Global Crossing Ltd.*                                                                                 20
   16,500   Premiere Global Services, Inc.*                                                                      158
                                                                                                            --------
                                                                                                                 184
                                                                                                            --------
INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    1,400   Alaska Communications Systems Group, Inc.                                                             10
    8,700   AT&T, Inc.                                                                                           228
      100   Atlantic Tele-Network, Inc.                                                                            4
    4,500   Cbeyond, Inc.*                                                                                        63
      600   CenturyTel, Inc.                                                                                      19
    4,700   Cincinnati Bell, Inc.*                                                                                15
      800   General Communication, Inc. "A"*                                                                       6
   10,400   Qwest Communications International, Inc.                                                              40
      500   Verizon Communications, Inc.                                                                          16
                                                                                                            --------
                                                                                                                 401
                                                                                                            --------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    6,400   Centennial Communications Corp.*                                                                      49
      400   Leap Wireless International, Inc.*                                                                    10
    1,315   NII Holdings, Inc. "B"*                                                                               30
      400   NTELOS Holdings Corp.                                                                                  6
      300   Shenandoah Telecommunications Co.                                                                      6
   20,100   Sprint Nextel Corp.*                                                                                  80
   16,600   Syniverse Holdings, Inc.*                                                                            291
    4,500   Telephone & Data Systems, Inc.                                                                       116
    9,947   U.S. Cellular Corp.*                                                                                 356
    6,700   USA Mobility, Inc.                                                                                    91
                                                                                                            --------
                                                                                                               1,035
                                                                                                            --------
            Total Telecommunication Services                                                                   1,620
                                                                                                            --------
UTILITIES (2.4%)
----------------
ELECTRIC UTILITIES (0.6%)
    1,100   Cleco Corp.                                                                                           26
   10,500   DPL, Inc.                                                                                            252
    3,100   El Paso Electric Co.*                                                                                 47
      200   FirstEnergy Corp.                                                                                      8
    5,300   Great Plains Energy, Inc.                                                                             85
   13,494   Hawaiian Electric Industries, Inc.                                                                   241
      900   MGE Energy, Inc.                                                                                      32
      600   Portland General Electric Co.                                                                         11
    9,200   PPL Corp.                                                                                            311
                                                                                                            --------
                                                                                                               1,013
                                                                                                            --------
GAS UTILITIES (0.7%)
      300   Chesapeake Utilities Corp.                                                                            10
   22,700   New Jersey Resources Corp.                                                                           876
      700   Nicor, Inc.                                                                                           25
    2,500   Northwest Natural Gas Co.                                                                            112

================================================================================

40  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
NUMBER                                                                                                        MARKET
OF                                                                                                             VALUE
SHARES           SECURITY                                                                                      (000)
--------------------------------------------------------------------------------------------------------------------
         4,000   Southwest Gas Corp.                                                                        $     97
         3,300   UGI Corp.                                                                                        87
                                                                                                            --------
                                                                                                               1,207
                                                                                                            --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
         2,000   AES Corp.*                                                                                       26
        33,495   Mirant Corp.*                                                                                   605
         6,800   NRG Energy, Inc.*                                                                               185
         1,800   Ormat Technologies, Inc.                                                                         71
         2,300   RRI Energy, Inc.*                                                                                12
                                                                                                            --------
                                                                                                                 899
                                                                                                            --------
MULTI-UTILITIES (0.6%)
         1,600   Avista Corp.                                                                                     30
         1,800   Black Hills Corp.                                                                                47
         3,357   CH Energy Group, Inc.                                                                           166
         9,200   DTE Energy Co.                                                                                  317
         1,600   NorthWestern Corp.                                                                               39
         4,800   PNM Resources, Inc.                                                                              59
         2,500   Public Service Enterprise Group, Inc.                                                            81
         2,200   Sempra Energy                                                                                   115
         7,800   TECO Energy, Inc.                                                                               105
                                                                                                            --------
                                                                                                                 959
                                                                                                            --------
WATER UTILITIES (0.0%)
         1,300   California Water Service Group                                                                   49
           300   Connecticut Water Service, Inc.                                                                   7
           600   Middlesex Water Co.                                                                               9
           600   SJW Corp.                                                                                        13
                                                                                                                  78
                                                                                                            --------
                 Total Utilities                                                                               4,156
                                                                                                            --------
                 Total Common Stocks (cost: $86,900)                                                          87,190
                                                                                                            --------

PRINCIPAL
AMOUNT
$(000)/SHARES
-------------

PREFERRED SECURITIES (1.6%)

CONSUMER STAPLES (0.2%)
-----------------------
AGRICULTURAL PRODUCTS (0.2%)
         5,000   Dairy Farmers of America, Inc., 7.88%,
                   cumulative redeemable, perpetual(d)                                                           326
                                                                                                            --------

FINANCIALS (1.2%)
-----------------
LIFE & HEALTH INSURANCE (0.5%)
        15,000   Delphi Financial Group, Inc., 7.38%, perpetual                                                  243
        25,000   Delphi Financial Group, Inc., 8.00%                                                             517
                                                                                                            --------
                                                                                                                 760
                                                                                                            --------
PROPERTY & CASUALTY INSURANCE (0.3%)
         2,500   Axis Capital Holdings Ltd., 7.50%, perpetual                                                    202
          $500   White Mountains Re Group, 7.51%, perpetual(d),(e)                                               331
                                                                                                            --------
                                                                                                                 533
                                                                                                            --------
REINSURANCE (0.4%)
           500   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*                                             22
        $1,180   Swiss Re Capital I LP, 6.85%, perpetual(d)                                                      709
                                                                                                            --------
                                                                                                                 731
                                                                                                            --------
THRIFTS & MORTGAGE FINANCE (0.0%)
         1,000   Washington Mutual Capital Trust, 5.38%,
                  cumulative convertible, perpetual*                                                               9
                                                                                                            --------
                 Total Financials                                                                              2,033
                                                                                                            --------
TELECOMMUNICATION SERVICES (0.2%)
---------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
           500   Centaur Funding Corp., 9.08%(d)                                                                 422
                                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER OF                                                                                                      VALUE
SHARES      SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT (0.0%)
   20,000   Fannie Mae, 8.25%, perpetual*                                                                   $     39
   10,000   Freddie Mac, 8.38%, perpetual*                                                                        13
                                                                                                            --------
            Total U.S. Government                                                                                 52
                                                                                                            --------
            Total Preferred Securities
               (cost: $4,252)                                                                                  2,833
                                                                                                            --------

WARRANTS (0.0%)

COAL & CONSUMABLE FUELS (0.0%)
       20   GreenHunter Energy, Inc., acquired 7/15/08; cost $0*(b),(c)                                            -
                                                                                                            --------
EXCHANGE-TRADED FUNDS (7.2%)
  245,090   iShares MSCI EAFE Index Fund (cost: $16,714)                                                      12,355
                                                                                                            --------
            Total Equity Securities
               (cost: $107,866)                                                                              102,378
                                                                                                            --------

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          COUPON
(000)                                                                            RATE         MATURITY
--------------------------------------------------------------------------------------------------------------------
            BONDS (38.5%)

            CORPORATE OBLIGATIONS (17.7%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$     250   Kellwood Co.                                                         7.63%       10/15/2017           83
                                                                                                            --------
            HOUSEHOLD APPLIANCES (0.2%)
      500   Stanley Works Capital Trust I(e)                                     5.90        12/01/2045          356
                                                                                                            --------
            Total Consumer Discretionary                                                                         439
                                                                                                            --------
            CONSUMER STAPLES (0.2%)
            -----------------------
            DRUG RETAIL (0.2%)
      500   CVS Caremark Corp.(e)                                                6.30         6/01/2037          385
                                                                                                            --------
            FINANCIALS (15.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    1,000   American Capital Strategies Ltd.(e)                                  8.85(g)      8/01/2012          707
                                                                                                            --------
            CONSUMER FINANCE (0.5%)
      611   Capital One Financial Corp.(e)                                       7.69         8/15/2036          477
      500   General Motors Acceptance Corp., LLC(e)                              6.75        12/01/2014          422
                                                                                                            --------
                                                                                                                 899
                                                                                                            --------
            DIVERSIFIED BANKS (1.5%)
    1,000   First Tennessee Bank, N.A.(e)                                        5.65         4/01/2016          764
    1,000   Manufacturers & Traders Trust Co.(e)                                 5.63        12/01/2021          758

================================================================================

42  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                     MARKET
AMOUNT                                                                          COUPON                         VALUE
(000)       SECURITY                                                             RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------------
$   1,000   USB Realty Corp.(d),(e)                                              6.09%                -(h)  $    601
      500   Wells Fargo Co.(e)                                                   7.98                 -(h)       433
                                                                                                            --------
                                                                                                               2,556
                                                                                                            --------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
      500   Brascan Corp.(e)                                                     7.13         6/15/2012          494
                                                                                                            --------
            INVESTMENT BANKING & BROKERAGE (0.6%)
    1,000   First Republic Bank Corp.(e)                                         7.75         9/15/2012          970
                                                                                                            --------
            LIFE & HEALTH INSURANCE (1.9%)
    1,000   Great-West Life & Annuity Insurance Co.(d),(e)                       7.15         5/16/2046          751
    1,750   Lincoln National Corp.(e)                                            6.05         4/20/2067        1,085
      500   MetLife Capital Trust IV(d),(e)                                      7.88        12/15/2037          426
      500   Prudential Financial, Inc.(e)                                        8.88         6/15/2038          441
    1,000   StanCorp Financial Group, Inc.(e)                                    6.90         6/01/2067          566
                                                                                                            --------
                                                                                                               3,269
                                                                                                            --------
            MULTI-LINE INSURANCE (1.6%)
    1,232   Genworth Financial, Inc.(e)                                          6.15        11/15/2066          586
    1,500   Glen Meadow(d),(e)                                                   6.51         2/12/2067          826
    1,000   Oil Casualty Insurance Ltd.(c),(d),(e)                               8.00         9/15/2034          445
    2,000   Oil Insurance Ltd.(d),(e)                                            7.56                 -(h)       895
                                                                                                            --------
                                                                                                               2,752
                                                                                                            --------
            MULTI-SECTOR HOLDINGS (0.3%)
      500   Leucadia National Corp.(e)                                           7.00         8/15/2013          481
                                                                                                            --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    1,000   General Electric Capital Corp.(e)                                    6.38        11/15/2067          711
                                                                                                            --------
            PROPERTY & CASUALTY INSURANCE (1.6%)
      500   Fund American Companies, Inc.(e)                                     5.88         5/15/2013          466
      500   Liberty Mutual Group, Inc.(e)                                        7.30         6/15/2014          448
       85   Liberty Mutual Group, Inc.(d),(e)                                    7.80         3/15/2037           57
      500   MBIA Insurance Co.(d),(e)                                           14.00         1/15/2033          177
    1,000   Progressive Corp.(e)                                                 6.70         6/15/2037          758
      500   Travelers Companies, Inc.(e)                                         6.25         3/15/2037          426
      500   XL Capital Ltd.(e)                                                   6.50                 -(h)       298
                                                                                                            --------
                                                                                                               2,630
                                                                                                            --------
            REGIONAL BANKS (3.2%)
    1,000   CBG Florida REIT Corp.(d)*                                           7.11                 -(h)        30
    1,000   Fifth Third Capital Trust IV(e)                                      6.50         4/15/2037          605
    1,000   Fulton Capital Trust I(e)                                            6.29         2/01/2036          546
    1,000   Huntington Capital III(e)                                            6.65         5/15/2037          556
      500   National City Preferred Capital Trust I(e)                          12.00                 -(h)       529
      645   PNC Preferred Funding Trust(d),(e)                                   6.52                 -(h)       382

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                     MARKET
AMOUNT                                                                          COUPON                         VALUE
(000)       SECURITY                                                             RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------------
$     500   Popular North America Capital Trust I(e)                             6.56%        9/15/2034     $    185
    1,000   Regions Financing Trust II(e)                                        6.63         5/15/2047          621
      400   Susquehanna Bancshares, Inc.(e)                                      2.83(g)      5/01/2014          167
    1,000   TCF National Bank(e)                                                 5.50         2/01/2016          542
    1,200   Webster Capital Trust IV(e)                                          7.65         6/15/2037          697
    1,000   Zions Bancorp(e)                                                     5.50        11/16/2015          658
                                                                                                            --------
                                                                                                               5,518
                                                                                                            --------
            REITS - DIVERSIFIED (0.5%)
    1,000   Washington REIT(e)                                                   5.25         1/15/2014          880
                                                                                                            --------
            REITS - INDUSTRIAL (0.2%)
      500   ProLogis(e)                                                          2.25         4/01/2037          424
                                                                                                            --------
            REITS - OFFICE (0.2%)
      500   Brandywine Operating Partnership, LP(e)                              5.70         5/01/2017          375
                                                                                                            --------
            REITS - RETAIL (1.2%)
    1,000   Developers Diversified Realty Corp.(e)                               3.50         8/15/2011          855
      500   New Plan Excel Realty Trust, Inc.(e)                                 5.13         9/15/2012          275
      500   New Plan Excel Realty Trust, Inc.(e)                                 4.50         2/01/2011          370
      577   New Plan Excel Realty Trust, Inc., acquired
              2/20/09; cost $196(b)                                              7.68        11/02/2026          129
      500   Rouse Co., LP(d),(f)                                                 6.75         5/01/2013          365
                                                                                                            --------
                                                                                                               1,994
                                                                                                            --------
            SPECIALIZED FINANCE (0.5%)
    2,000   Financial Security Assurance Holdings Ltd.(d),(e)                    6.40        12/15/2066          870
                                                                                                            --------
            THRIFTS & MORTGAGE FINANCE (0.4%)
      870   Sovereign Bank(e)                                                    3.75(g)      4/01/2014          764
      500   Washington Mutual Preferred Funding Trust I(d),(f)                   6.53                 -(h)         8
                                                                                                            --------
                                                                                                                 772
                                                                                                            --------
            Total Financials                                                                                  26,302
                                                                                                            --------
            INDUSTRIALS (0.4%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.4%)
    1,500   Textron Financial Corp.(d),(e)                                       6.00         2/15/2067          691
                                                                                                            --------
            MATERIALS (0.3%)
            ----------------
            DIVERSIFIED METALS & MINING (0.3%)
      500   Falconbridge Ltd.(e)                                                 7.35         6/05/2012          507
                                                                                                            --------
            UTILITIES (1.2%)
            ----------------
            ELECTRIC UTILITIES (1.2%)
    1,000   Monongahela Power Co.(e)                                             7.36         1/15/2010        1,016
      188   Oglethorpe Power Corp.(e)                                            6.97         6/30/2011          191
      116   Power Contract Financing, LLC(d)                                     6.26         2/01/2010          115

================================================================================

44  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                     MARKET
AMOUNT                                                                          COUPON                         VALUE
(000)       SECURITY                                                             RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------------
$   1,000   PPL Capital Funding, Inc.(e)                                         6.70%        3/30/2067     $    761
                                                                                                            --------
            Total Utilities                                                                                    2,083
                                                                                                            --------
            Total Corporate Obligations (cost: $31,150)                                                       30,407
                                                                                                            --------
            EURODOLLAR AND YANKEE OBLIGATIONS (6.3%)

            ENERGY (0.3%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
      175   PEMEX Finance Ltd.                                                   9.03         2/15/2011          190
      500   Trans-Canada Pipelines Ltd.                                          6.35         5/15/2067          390
                                                                                                            --------
            Total Energy                                                                                         580
                                                                                                            --------
            FINANCIALS (5.8%)
            -----------------
            DIVERSIFIED BANKS (2.9%)
      500   Barclays Bank plc(d)                                                 7.38                 -(h)       366
      500   BayernLB Capital Trust I                                             6.20                 -(h)       155
      500   BBVA International Preferred S.A. Unipersonal(d)                     5.92                 -(h)       326
      500   BNP Paribas Capital Trust(d)                                         9.00                 -(h)       428
    1,000   BOI Capital Funding Number 3, LP(d)                                  6.11                 -(h)       370
      500   Landsbanki Islands hf(d),(f)                                         7.43                 -(h)         -
      500   Lloyds TSB Group plc(d)                                              6.27                 -(h)       210
      500   Mizuho Capital Investment 1 Ltd.(d)                                  6.69                 -(h)       380
    1,000   National Capital Trust II(d)                                         5.49                 -(h)       666
      500   Natixis(d)                                                          10.00                 -(h)       396
      880   Nordea Bank AB(d),(e)                                                5.42                 -(h)       586
      500   Skandinaviska Enskilda Banken AB(d)                                  5.47                 -(h)       257
      500   Standard Chartered plc(d)                                            6.41                 -(h)       335
      500   Sumitomo Mitsui Financial Group(d)                                   6.08                 -(h)       440
                                                                                                            --------
                                                                                                               4,915
                                                                                                            --------
            DIVERSIFIED CAPITAL MARKETS (0.4%)
    1,000   UBS Preferred Funding Trust I                                        8.62                 -(h)       750
                                                                                                            --------
            MULTI-LINE INSURANCE (0.6%)
      500   AXA S.A.(d)                                                          6.46                 -(h)       336
    1,000   ING Capital Funding Trust III                                        8.44                 -(h)       685
                                                                                                            --------
                                                                                                               1,021
                                                                                                            --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
      500   Allied World Assurance Holdings Ltd.(e)                              7.50         8/01/2016          441
      500   Catlin Insurance Co. Ltd.(d)                                         7.25                 -(h)       265
                                                                                                            --------
                                                                                                                 706
                                                                                                            --------
            REGIONAL BANKS (0.8%)
    1,000   Credit Agricole S.A.(d)                                              6.64                 -(h)       630

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                     MARKET
AMOUNT                                                                          COUPON                         VALUE
(000)       SECURITY                                                             RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------------
$   1,000   Glitnir Banki hf(d),(f)                                              7.45%                -(h)  $      1
    1,000   Unicredito Italiano Capital Trust II(d)                              9.20                 -(h)       662
                                                                                                            --------
                                                                                                               1,293
                                                                                                            --------
            REINSURANCE (0.5%)
      500   Montpelier Re Holdings Ltd.                                          6.13         8/15/2013          410
      500   Platinum Underwriters Finance, Inc.(e)                               7.50         6/01/2017          460
                                                                                                            --------
                                                                                                                 870
                                                                                                            --------
            SPECIALIZED FINANCE (0.2%)
      500   QBE Capital Funding II, LP(d),(e)                                    6.80                 -(h)       371
                                                                                                            --------
            Total Financials                                                                                   9,926
                                                                                                            --------

            MATERIALS (0.2%)
            ----------------
            DIVERSIFIED METALS & MINING (0.2%)
      500   Glencore Finance S.A.                                                8.00                 -(h)       415
                                                                                                            --------
            Total Eurodollar and Yankee Obligations (cost: $16,026)                                           10,921
                                                                                                            --------

            ASSET-BACKED SECURITIES (6.2%)

            FINANCIALS (6.2%)
            -----------------
            ASSET-BACKED FINANCING (6.2%)
      149   Aerco Ltd.(d),(e)                                                    0.81(g)      7/15/2025          150
    1,000   AESOP Funding II, LLC(d),(e)                                         0.51(g)      3/20/2012          853
      500   AESOP Funding II, LLC(c),(d),(e)                                     9.31        10/20/2013          504
      425   American Express Credit Account Master Trust(e)                      0.56(g)      9/15/2014          361
      500   American Express Credit Account Master Trust(d),(e)                  0.64(g)      9/15/2016          368
    1,000   ARG Funding Corp.(d),(e)                                             4.29         4/20/2011          918
      500   Banc of America Securities Auto Trust(e)                             5.51         2/19/2013          448
      500   Bank of America Credit Card Trust(e)                                 0.58(g)      6/15/2014          432
      500   Bank One Issuance Trust(e)                                           4.77         2/16/2016          444
    1,000   Bank One Issuance Trust(e)                                           1.09(g)      2/15/2017          782
      292   Capital One Auto Finance Trust (INS)(e)                              4.71         6/15/2012          295
      500   Citibank Credit Card Issuance Trust(e)                               6.30(g)      6/20/2014          488
      500   CPS Auto Receivables Trust (INS)(e)                                  6.48         7/15/2013          481
      145   Credit Acceptance Auto Dealer Loan Trust(e)                          6.16         4/15/2013          144
      500   GE Capital Credit Card Master Note Trust(e)                          0.40(g)      9/15/2012          497
    1,000   GE Capital Credit Card Master Note Trust(e)                          0.56(g)      3/15/2013          904
      500   MBNA Master Credit Card Note Trust(e)                                6.80         7/15/2014          483
      500   Rental Car Finance Corp.(d)                                          0.43(g)      7/25/2013          352
      500   Triad Automobile Receivables Owners Trust                            5.43         7/14/2014          446
      877   Trinity Rail Leasing, LP(d)                                          5.90         5/14/2036          584
       38   UPFC Auto Receivables Trust                                          5.75         9/15/2010           38

================================================================================

46  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                     MARKET
AMOUNT                                                                          COUPON                         VALUE
(000)       SECURITY                                                             RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------------------
$     246   USXL Funding, LLC (INS)(d)                                           5.38%(g)     4/15/2014     $    233
      500   WFS Financial Owner Trust                                            4.76         5/17/2013          492
                                                                                                            --------
            Total Asset-Backed Securities (cost: $10,591)                                                     10,697
                                                                                                            --------
            COMMERCIAL MORTGAGE SECURITIES (8.3%)

            FINANCIALS (8.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (8.3%)
      140   Banc of America Commercial Mortgage Trust                            5.81(g)      7/10/2044           79
      500   Bear Stearns Commercial Mortgage
              Securities, Inc.(e)                                                5.69         6/11/2050          430
    1,000   Commercial Mortgage Loan Trust(e)                                    6.22(g)     12/10/2049          599
    1,000   Commercial Mortgage Trust(d),(e)                                     5.15         5/10/2043        1,005
    1,000   Credit Suisse Commercial Mortgage Trust                              6.22(g)      2/15/2041          720
      745   Credit Suisse First Boston Mortgage
              Securities Corp.(e)                                                5.10         8/15/2038          418
      349   First Union National Bank Commercial Mortgage
              Trust(e)                                                           7.39        12/15/2031          349
    1,000   GE Capital Commercial Mortgage Corp.(e)                              6.07         6/10/2038        1,011
      500   GMAC Commercial Mortgage Securities, Inc.(e)                         4.75         5/10/2043          396
      366   Government Lease Trust(d),(e)                                        6.48         5/18/2011          380
      694   GS Mortgage Securities Corp. II(e)                                   4.30         1/10/2040          669
    1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(e)                                                4.82         9/12/2037        1,004
    1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(e)                                                5.49(g)      4/15/2043          980
      500   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(e)                                                5.81         6/12/2043          453
    1,000   LB-UBS Commercial Mortgage Trust(e)                                  4.85         9/15/2031          978
      226   Merrill Lynch Mortgage Investors, Inc.(e)                            7.56        11/15/2031          226
      500   Merrill Lynch Mortgage Trust(e)                                      6.02(g)      6/12/2050          378
    1,000   Merrill Lynch Mortgage Trust(e)                                      5.69         2/12/2051          782
      232   ML-CFC Commercial Mortgage Trust                                     5.70         9/12/2049          172
    1,000   Morgan Stanley Capital I, Inc.(e)                                    5.56(g)      3/12/2044          996
      860   Morgan Stanley Capital I, Inc.                                       5.81        12/12/2049          696
    1,000   Prudential Mortgage Capital Funding, LLC                             6.76         5/10/2034        1,011
      655   Wachovia Bank Commercial Mortgage Trust                              5.42         1/15/2045          545
                                                                                                            --------
            Total Commercial Mortgage Securities (cost: $13,913)                                              14,277
                                                                                                            --------
            Total Bonds (cost: $71,680)                                                                       66,302
                                                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET
NUMBER                                                                                                         VALUE
OF SHARES   SECURITY                                                                                           (000)
--------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
2,633,031   State Street Institutional Liquid Reserve Fund,
              0.31%(i) (cost: $2,633)                                                                       $  2,633
                                                                                                            --------

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)

            REPURCHASE AGREEMENTS (0.0%)
      $51   Credit Suisse First Boston LLC, 0.21%, acquired on 7/31/2009 and due 8/03/2009 at $51 (collateralized by $55 of Freddie Mac(j),
              0.19%(k), due 10/26/2009; market value $55)                                                         51
                                                                                                            --------

--------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.5%)
  879,001   BlackRock Provident Liquidity TempFund, 0.31%(i)                                                     879
                                                                                                            --------
            Total Short-term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $930)                                                                     930
                                                                                                            --------

            TOTAL INVESTMENTS (COST: $183,109)                                                              $172,243
                                                                                                            ========

--------------------------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
--------------------------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.0%)
      316   Put - On Russell 2000 Index expiring September 19, 2009 at 450                                        67
      324   Put - On S&P 500 Index expiring August 22, 2009 at 800                                                13
                                                                                                            --------
            TOTAL PURCHASED OPTIONS (COST: $566)                                                            $     80
                                                                                                            ========
            WRITTEN OPTIONS (0.7%)
     (316)  Call - On Russell 2000 Index expiring August 22, 2009 at 550                                        (502)
     (324)  Call - On S&P 500 Index expiring August 22, 2009 at 985                                             (653)
                                                                                                            --------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $507)                                                 $ (1,155)
                                                                                                            ========

================================================================================

48  | USAA FIRST START GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2009

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.8% of net assets at July 31, 2009.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

              closely track a specific market index. iShares funds are traded on securities exchanges.

    REIT      Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by Financial Guaranty Insurance Co. or Financial Security Assurance Holdings, Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a)  The security or a portion thereof was out on loan as of July 31, 2009.

    (b) Security deemed illiquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2009, was $129,000, which represented 0.1% of the Fund's net assets.

    (c) Security was fair valued at July 31, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer

================================================================================

50  | USAA FIRST START GROWTH FUND

================================================================================

         as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (e) At July 31, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

    (f) Currently the issuer is in default with respect to interest and/or principal payments.

    (g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2009.

    (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (i) Rate represents the money market fund annualized seven-day yield at July 31, 2009.

    (j) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (k) Zero-coupon security. Rate represents the effective yield at the date of purchase.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  51

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2009

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $822) (cost of $183,109)                                      $172,243
   Purchased options, at market value (cost of $566)                                 80
   Receivables:
      Capital shares sold                                                           354
      USAA Investment Management Company (Note 6D)                                  387
      USAA Transfer Agency Company (Note 6E)                                          3
      Dividends and interest                                                      1,210
      Securities sold                                                             6,046
      Other                                                                           7
                                                                               --------
          Total assets                                                          180,330
                                                                               --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              988
      Securities purchased                                                        5,273
      Capital shares redeemed                                                        96
   Written options, at market value (premiums received of $507)                   1,155
   Bank overdraft                                                                   163
   Accrued management fees                                                           98
   Accrued transfer agent's fees                                                      2
   Other accrued expenses and payables                                              140
                                                                               --------
         Total liabilities                                                        7,915
                                                                               --------
             Net assets applicable to capital shares outstanding               $172,415
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $250,179
   Accumulated undistributed net investment income                                3,496
   Accumulated net realized loss on investments, options, and
      futures transactions                                                      (69,260)
   Net unrealized depreciation of investments and options                       (12,000)
                                                                               --------
             Net assets applicable to capital shares outstanding               $172,415
                                                                               ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               20,395
                                                                               ========
   Net asset value, redemption price, and offering price per share             $   8.45
                                                                               ========

See accompanying notes to financial statements.

================================================================================

52  | USAA FIRST START GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $9)                     $  2,239
   Interest                                                               5,349
   Securities lending (net)                                                  25
                                                                       --------
      Total income                                                        7,613
                                                                       --------
EXPENSES
   Management fees                                                        1,066
   Administration and servicing fees                                        229
   Transfer agent's fees                                                  2,002
   Custody and accounting fees                                              457
   Postage                                                                  115
   Shareholder reporting fees                                                65
   Trustees' fees                                                            10
   Registration fees                                                         41
   Professional fees                                                         71
   Other                                                                     11
                                                                       --------
         Total expenses                                                   4,067
   Expenses reimbursed                                                   (1,964)
                                                                       --------
         Net expenses                                                     2,103
                                                                       --------
NET INVESTMENT INCOME                                                     5,510
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                       (30,621)
      Options                                                             2,982
      Futures transactions                                                    3
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         5,335
      Options                                                              (625)
      Futures contracts                                                       4
                                                                       --------
         Net realized and unrealized loss                               (22,922)
                                                                       --------
   Decrease in net assets resulting from operations                    $(17,412)
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                2009             2008
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $  5,510         $  4,545
   Net realized loss on investments                          (30,621)          (1,295)
   Net realized gain on options                                2,982            2,959
   Net realized gain on futures transactions                       3                5
   Change in net unrealized appreciation/depreciation of:
      Investments                                              5,335          (22,910)
      Options                                                   (625)            (509)
      Futures contracts                                            4               (4)
                                                            -------------------------
      Decrease in net assets resulting from operations       (17,412)         (17,209)
                                                            -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (4,804)          (3,528)
                                                            -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  21,446           27,843
   Reinvested dividends                                        4,791            3,520
   Cost of shares redeemed                                   (21,915)         (40,616)
                                                            -------------------------
      Increase (decrease) in net assets from capital
          share transactions                                   4,322           (9,253)
                                                            -------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 6E)                                            3                1
                                                            -------------------------
   Net decrease in net assets                                (17,891)         (29,989)
NET ASSETS
   Beginning of year                                         190,306          220,295
                                                            -------------------------
   End of year                                              $172,415         $190,306
                                                            =========================
Accumulated undistributed net investment income:
   End of year                                              $  3,496         $  2,789
                                                            =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 2,840            2,689
   Shares issued for dividends reinvested                        695              330
   Shares redeemed                                            (2,831)          (3,921)
                                                            -------------------------
      Increase (decrease) in shares outstanding                  704             (902)
                                                            =========================

See accompanying notes to financial statements.

================================================================================

54  | USAA FIRST START GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

         is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

56  | USAA FIRST START GROWTH FUND

================================================================================

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

58  | USAA FIRST START GROWTH FUND

================================================================================

    The following is a summary of the inputs used to value the Fund's assets as of July 31, 2009:

                                                             OTHER SIGNIFICANT          SIGNIFICANT
                                          QUOTED PRICES             OBSERVABLE         UNOBSERVABLE
INVESTMENTS*                                  (LEVEL 1)       INPUTS (LEVEL 2)     INPUTS (LEVEL 3)
---------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stock                            $ 87,190,000            $         -             $      -
   Preferred Securities                         539,000              2,294,000                    -
   Exchange-Traded Funds                     12,355,000                      -                    -
   Warrants                                           -                      -                    -
Fixed Income Securities:
   Corporate Obligations                              -             29,962,000              445,000
   Eurodollar & Yankee Obligations                    -             10,921,000                    -
   Asset-Backed Securities                            -             10,193,000              504,000
   Commercial Mortgage Securities                     -             14,277,000                    -
Money Market Instruments:
   Money Market Funds                         2,633,000                      -                    -
Short-Term Investments
   Purchased with Cash Collateral
   from Securities Loaned:
   Money Market Funds                           879,000                      -                    -
   Repurchase Agreements                              -                 51,000                    -
Purchased Options                                80,000                      -                    -
---------------------------------------------------------------------------------------------------
Total                                      $103,676,000            $67,698,000             $949,000
---------------------------------------------------------------------------------------------------

    *Refer to the portfolio of investments for a detailed list of the Fund's investments.

    The following is a summary of the inputs used to value the Fund's liabilities as of July 31, 2009:

                                                             OTHER SIGNIFICANT          SIGNIFICANT
                                          QUOTED PRICES             OBSERVABLE         UNOBSERVABLE
                                              (LEVEL 1)       INPUTS (LEVEL 2)     INPUTS (LEVEL 3)
---------------------------------------------------------------------------------------------------
Written Options                              $1,155,000                     $-                  $-
---------------------------------------------------------------------------------------------------

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    of Trustees. The fair value method included obtaining market quotations from the broker-dealers from which the Fund purchased the securities.

    The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                             CORPORATE         ASSET-BACKED
                                           OBLIGATIONS           SECURITIES
    -----------------------------------------------------------------------
    Balance as of July 31, 2008              $       -             $      -
    Net realized gain (loss)                         -                    -
    Change in net unrealized
     appreciation/depreciation                (256,000)               4,000
    Net purchases (sales)                      255,000              500,000
    Transfers in and/or out of Level 3         446,000                    -
    -----------------------------------------------------------------------
    Balance as of July 31, 2009              $ 445,000             $504,000
    -----------------------------------------------------------------------

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- Effective February 1, 2009, the Fund adopted SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FINANCIAL ACCOUNTING STANDARDS BOARD
    (FASB) STATEMENT NO. 133" (SFAS 161) -- This standard requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

================================================================================

60  | USAA FIRST START GROWTH FUND

================================================================================

    With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts. As of July 31, 2009, the Fund did not invest in any futures contracts.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves writing (selling) index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder

================================================================================

62  | USAA FIRST START GROWTH FUND

================================================================================

    of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JULY 31, 2009 (IN THOUSANDS)

                                         ASSET DERIVATIVES               LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------------
                                  STATEMENT OF                        STATEMENT OF
DERIVATIVES NOT ACCOUNTED         ASSETS AND                          ASSETS AND
FOR AS HEDGING INSTRUMENTS        LIABILITIES                         LIABILITIES
UNDER STATEMENT 133               LOCATION            FAIR VALUE      LOCATION          FAIR VALUE
--------------------------------------------------------------------------------------------------
Equity contracts                  Purchased options      $80          Written options     $1,155
--------------------------------------------------------------------------------------------------

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS DURING THE PERIOD FEBRUARY 1, 2009 - JULY 31, 2009* (IN THOUSANDS)

                                                                                   CHANGE IN
                                                                                   UNREALIZED
DERIVATIVES NOT ACCOUNTED         STATEMENT OF                  REALIZED           APPRECIATION
FOR AS HEDGING INSTRUMENTS        OPERATIONS                    GAIN (LOSS)        (DEPRECIATION)
UNDER STATEMENT 133               LOCATION                      ON DERIVATIVES     ON DERIVATIVES
--------------------------------------------------------------------------------------------------
Equity contracts                  Net realized gain (loss)          $(746)           $(1,523)
                                  on options and futures
                                  transactions/Change
                                  in net unrealized
                                  appreciation/depreciation
                                  of options and futures
                                  contracts
--------------------------------------------------------------------------------------------------

    *The statement of operations reflects the year ended July 31, 2009, while the schedule reflects the period February 1, 2009 - July 31, 2009. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments

================================================================================

64  | USAA FIRST START GROWTH FUND

================================================================================

    from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

I. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2009, custodian and other bank credits

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

    reduced the Fund's expenses by less than $500. For the year ended July 31, 2009, the Fund did not incur any brokerage commission recapture credits.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

L. SUBSEQUENT EVENTS -- Effective July 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through September 18, 2009, the date the financial statements were issued, and has determined that there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of

================================================================================

66  | USAA FIRST START GROWTH FUND

================================================================================

the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2009, the Fund paid CAPCO facility fees of $1,000 which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for passive foreign investment corporations and foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $1,000. This reclassification had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2009, and 2008, was as follows:

                                                   2009             2008
                                                ---------------------------
Ordinary income*                                $4,804,000       $3,528,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

As of July 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                        $  3,503,000
Accumulated capital and other losses                  (66,619,000)
Unrealized depreciation of investments                (15,127,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had a current post-October capital loss of $18,195,000 and capital loss carryovers of $48,424,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                       -----------------------------------
                       EXPIRES                   BALANCE
                       -------                 -----------
                        2010                   $   153,000
                        2011                    41,042,000
                        2017                     7,229,000
                                               -----------
                                       Total   $48,424,000
                                               ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be

================================================================================

68  | USAA FIRST START GROWTH FUND

================================================================================

recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2009, were $328,677,000 and $320,488,000, respectively.

As of July 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $187,450,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2009, for federal income tax purposes, were $11,260,000 and $26,387,000, respectively, resulting in net unrealized depreciation of $15,127,000.

For the year ended July 31, 2009 transactions in written call and put options* were as follows:

                                                            PREMIUMS
                                           NUMBER OF        RECEIVED
                                           CONTRACTS         (000'S)
                                           -------------------------
Outstanding at July 31, 2008                   648          $   274
Options written                              5,160            4,749
Options terminated in closing
  purchase transactions                     (1,782)          (1,514)
Options expired                             (3,386)          (3,002)
                                           -------------------------
Outstanding at July 31, 2009                   640          $   507
                                           =========================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2009, the Fund received securities-lending income of $25,000, which is net of the 20% income retained by Wachovia. As of July 31, 2009, the Fund loaned securities having a fair market value of approximately $822,000 and received cash collateral of $988,000 for the loans. Of this amount, $930,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $58,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

================================================================================

70  | USAA FIRST START GROWTH FUND

================================================================================

    and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS
    -------------------------------------------------------------------------
    +/- 1.00% to 4.00%                +/- 0.04%
    +/- 4.01% to 7.00%                +/- 0.05%
    +/- 7.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended July 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $1,066,000, which was net of a (0.05)% performance adjustment of $(76,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Credit Suisse Asset Management, LLC (Credit Suisse), under which Credit Suisse directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager) and with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the year ended July 31, 2009, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $121,000.

    The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth

================================================================================

72  | USAA FIRST START GROWTH FUND

================================================================================

    Fund, the USAA Total Return Strategy Fund, and the USAA Global Opportunities Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the year ended July 31, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group, of $64,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $229,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2009, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.38% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended July 31, 2009, the Fund incurred reimbursable expenses of $1,964,000, of which $387,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,002,000. Additionally, the Fund recorded a capital contribution and a receivable from SAS of $3,000 at July 31, 2009, for adjustments related to corrections to shareholder transactions.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                COST TO          NET REALIZED
    SELLER               PURCHASER             PURCHASER    GAIN (LOSS) TO SELLER
---------------------------------------------------------------------------------
USAA First Start     USAA Intermediate-Term
 Growth Fund          Bond Fund                $500,000            $ (1,000)
USAA First Start     USAA Short-Term            501,000               1,000
 Growth Fund          Bond Fund
USAA Cornerstone     USAA First Start           500,000             (50,000)
 Strategy Fund        Growth Fund

================================================================================

74  | USAA FIRST START GROWTH FUND

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENT

SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  75

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED JULY 31,
                                      ----------------------------------------------------------------------
                                          2009          2008            2007             2006           2005
                                      ----------------------------------------------------------------------
Net asset value at
 beginning of period                  $   9.66      $  10.70        $   9.62         $   9.99       $   8.27
                                      ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)             .28           .23             .17              .02           (.03)(a)
  Net realized and unrealized
    gain (loss)                          (1.24)        (1.09)           1.02             (.39)          1.75(a)
                                      ----------------------------------------------------------------------
Total from investment
  operations                              (.96)         (.86)           1.19             (.37)          1.72(a)
                                      ----------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.25)         (.18)           (.11)               -              -
                                      ----------------------------------------------------------------------
Net asset value at
  end of period                       $   8.45      $   9.66        $  10.70         $   9.62       $   9.99
                                      ======================================================================

Total return (%)*                        (9.39)        (8.24)          12.36(b)         (3.70)         20.80
Net assets at
  end of period (000)                 $172,415      $190,306        $220,295         $222,403       $230,380
Ratios to average
  net assets:**
  Expenses (%)(c),(d)                     1.38          1.38            1.39(b)          1.45           1.45
  Expenses, excluding
   reimbursements (%)(c)                  2.67          2.18            2.22(b)          2.21           2.31
  Net investment
   income (loss) (%)                      3.62          2.17            1.57              .24           (.33)
Portfolio turnover (%)                     216(e)        113             135              227             75

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the year ended July 31, 2009, average net assets were $152,389,000.
(a) Calculated using average shares.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)     (.00%)(+)       (.00%)(+)        (.03%)         (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Effective October 1, 2006, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.38% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.45%.
(e) Reflects increased trading activity due to asset allocation changes.

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76  | USAA FIRST START GROWTH FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2009, through July 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  77

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE      FEBRUARY 1, 2009 -
                                   FEBRUARY 1, 2009       JULY 31, 2009        JULY 31, 2009
                                   ------------------------------------------------------------
Actual                                $1,000.00             $1,265.00              $7.75

Hypothetical
 (5% return before expenses)           1,000.00              1,017.95               6.90

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 26.50% for the six-month period of February 1, 2009, through July 31, 2009.

================================================================================

78  | USAA FIRST START GROWTH FUND

================================================================================

ADVISORY AGREEMENTS

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  79

================================================================================

the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel,

================================================================================

80  | USAA FIRST START GROWTH FUND

================================================================================

as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services

================================================================================

                                                       ADVISORY AGREEMENTS |  81

================================================================================

and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager. The Board also took into account management's discussion of the factors contributing to the level of Fund expenses and the Manager's current undertaking to maintain expense limitations with respect to the Fund, noting that the Manager waived its entire management fee and also reimbursed Fund expenses for the period covered by the third-party report.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the same periods. The Board took into account management's discussion of the factors that contributed to the Fund's performance and the actions being taken to address such underperformance, including the addition of a new Subadviser in October 2007.

================================================================================

82  | USAA FIRST START GROWTH FUND

================================================================================

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Trustees reviewed the profitability, if any, of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waivers and expense reimbursement arrangement by the Manager and the fact that the Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory

================================================================================

                                                       ADVISORY AGREEMENTS |  83

================================================================================

expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving the Fund's Subadvisory Agreements with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreements. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager

================================================================================

84  | USAA FIRST START GROWTH FUND

================================================================================

with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2008, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each

================================================================================

                                                       ADVISORY AGREEMENTS |  85

================================================================================

Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

CONCLUSIONS -- The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on the Board's conclusions, it determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

86  | USAA FIRST START GROWTH FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of July 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  87

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

88  | USAA FIRST START GROWTH FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  89

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

90  | USAA FIRST START GROWTH FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  91

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

92  | USAA FIRST START GROWTH FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


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ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2009 and 2008 were $426,350 and $391,060, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    09/25/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/28/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/28/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.